UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05364
American High-Income Trust
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class A | AHITX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.72%
Management's discussion of fund performance
The fund’s Class A shares gained 16.81% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class A (with sales charge) *	12.46%	4.95%	4.40%
American High-Income Trust — Class A (without sales charge) *	16.81%	5.76%	4.80%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio
holdings
by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class C | AHTCX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 157	1.45%
Management's discussion of fund performance
The fund’s Class C shares gained 15.97% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American High-Income Trust — Class C (with sales charge) *	14.97%	4.98%	4.16%
American High-Income Trust — Class C (without sales charge) *	15.97%	4.98%	4.16%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloo
mber
g U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net as sets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class T | TAHIX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 49	0.45%
Management's discussion of fund performance
The fund’s Class T shares gained 17.12% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class T (with sales charge) 2	14.21%	5.49%	5.15%
American High-Income Trust — Class T (without sales charge) 2	17.12%	6.03%	5.51%
Bloomberg U.S. Aggregate Index 3	11.57%	0.33%	1.66%
Bloomberg U.S. Cor pora te High Yield 2% Issuer Capped Index 3	15.73%	4.70%	4.92%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total adv isory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class F-1 | AHTFX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 79	0.73%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 16.80% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which
was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual to
tal
returns
	1 year	5 years	10 years
American High-Income Trust — Class F-1 *	16.80%	5.75%	4.78%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advi sory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class F-2 | AHIFX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 47	0.43%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 17.15% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American High-Inc om e Trust — Class F-2 *	17.15%	6.06%	5.07%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total adv isory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class F-3 | HIGFX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(
based
on a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 35	0.32%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 17.27% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class F-3 2	17.27%	6.17%	5.67%
Bloomberg U.S. Aggregate Index 3	11.57%	0.33%	1.74%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	15.73%	4.70%	4.99%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change
in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the
deduction
of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-A | CITAX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 80	0.74%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 16.79% for the year ended September 30, 2024. That result compares with a
15.73
% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American High-Income Trust — Class 529-A (with sales charge) *	12.67%	4.98%	4.38%
American High-Income Trust — Class 529-A (without sales charge) *	16.79%	5.73%	4.75%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total ad viso ry fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-C | CITCX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 162	1.50%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 15.91% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 529-C (with sales charge) *	14.91%	4.94%	4.35%
American High-Income Trust — Class 529-C (without sales charge) *	15.91%	4.94%	4.35%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-E
|
CITEX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 101	0.93%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 16.57% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000
investment
has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 529-E *	16.57%	5.53%	4.55%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly
in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-T | TAIHX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 54	0.50%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 17.06% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class 529-T (with sales charge) 2	14.15%	5.43%	5.09%
American High-Income Trust — Class 529-T (without sales charge) 2	17.06%	5.98%	5.45%
Bloomberg U.S. Aggregate Index 3	11.57%	0.33%	1.66%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	15.73%	4.70%	4.92%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer
Capped
Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-F-1
|
CITFX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 60	0.55%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 17.00% for the year ended September 30,
2024
. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class 529-F-1 *	17.00%	5.94%	4.97%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-F-2 | FAHHX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 48	0.44%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 17.14% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American High-Income Trust — Class 529-F-2 2	17.14%	6.88%
Bloomberg U.S. Aggregate Index 3	11.57%	(1.18) %
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	15.73%	5.06%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class 529-F-3 | FTAHX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 42	0.39%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 17.19% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American High-Income Trust — Class 529-F-3 2	17.19%	6.92%
Bloomberg U.S. Aggregate Index 3	11.57%	(1.18) %
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	15.73%	5.06%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S.
Aggregate
Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-1 | RITAX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 153	1.42%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 16.00% for the year ended September 30,
2024.
That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating
a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-1 *	16.00%	5.00%	4.02%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the
Bloomberg
U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-2 | RITBX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 152	1.41%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 16.02% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall
solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-2 *	16.02%	5.01%	4.03%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High
Yield
2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index
Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-2E | RTEHX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 121	1.12%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 16.35% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall
solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
American High-Income Trust — Class R-2E *	16.35%	5.32%	4.38%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-3
|
RITCX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 105	0.97%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 16.52% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit
ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-3 *	16.52%	5.48%	4.50%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the
benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-4 | RITEX
for the year ended September 30, 2024
This
annual shareholder report
 contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 73	0.67%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 16.87% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance
of the high yield market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-4 *	16.87%	5.80%	4.82%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate
High
Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-5E
|
RITHX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 51	0.47%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 17.10% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns
for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American High-Income Trust — Class R-5E 2	17.10%	6.01%	6.44%
Bloomberg U.S. Aggregate Index 3	11.57%	0.33%	1.80%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index 3	15.73%	4.70%	6.07%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable
, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-5 | RITFX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 41	0.38%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 17.21% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including
the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-5 *	17.21%	6.11%	5.13%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment
adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses
. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-021-1124 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American High-Income Trust
®
Class R-6 | RITGX
for the year ended September 30, 2024
This annual shareholder report contains important information about American High-Income Trust (the "fund")

for the period from October 1, 2023 to September 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You
can
also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 35	0.32%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 17.27% for the year ended September 30, 2024. That result compares with a 15.73% gain for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. bond markets remained strong during the fund’s fiscal year, most of which was spent anticipating a rate cut from the U.S. Federal Reserve that arrived only at the tail end of the period. Below-investment grade (BB/Ba and below) bonds delivered some of the strongest results within fixed income during this time.
Security selection within the portfolio was particularly additive during the period, with securities issued by electric utilities, technology companies and noncyclical consumer companies contributing strongly to returns when compared with the broader high yield index. The fund’s lowest rated securities provided some of the highest returns.
Conversely, the fund’s more defensive positioning (including bonds with higher credit ratings and, in some cases, recently upgraded investment grade securities), detracted from results relative to the broader high yield index given the overall solid performance of the high yield market.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American High-Income Trust — Class R-6 *	17.27%	6.17%	5.19%
Bloomberg U.S. Aggregate Index †	11.57%	0.33%	1.84%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index †	15.73%	4.70%	5.04%
Effective July 24, 2024, the fund's primary
benchmark
changed from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 22,385
Total number of portfolio holdings	1,008
Total advisory fees paid (in millions)	$ 55
Portfolio turnover rate	39%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-021-1124 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
September 30, 2024	388,000	3,000	9,000	None
September 30, 2023	31,000	3,000	10,000	None
Adviser and Affiliates2
September 30, 2024	Not Applicable	2,550,000	None	11,000
September 30, 2023	Not Applicable	1,912,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
September 30, 2024	2,574,000
September 30, 2023	1,925,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American High-Income Trust® Financial Statements and Other Information N-CSR Items 7-11 for the year ended September 30, 2024 Lit. No. MFGEFP4-021-1124 © 2024 Capital Group. All rights reserved.

Investment portfolio September 30, 2024

Bonds, notes & other debt instruments 86.67%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 86.36%
Energy 13.71%	3R Lux SARL 9.75% 2/5/2031[1]	USD11,370	$11,990
	Antero Midstream Partners, LP 5.375% 6/15/2029[1]	11,250	11,141
	Antero Midstream Partners, LP 6.625% 2/1/2032[1]	925	958
	Antero Resources Corp. 5.375% 3/1/2030[1]	4,600	4,548
	Apache Corp. 4.625% 11/15/2025	5,540	5,463
	Apache Corp. 5.10% 9/1/2040	6,985	6,215
	Apache Corp. 4.75% 4/15/2043	3,015	2,492
	Archrock Partners, LP 6.25% 4/1/2028[1]	5,720	5,753
	Archrock Partners, LP 6.625% 9/1/2032[1]	7,260	7,450
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	38,410	38,475
	Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	3,830	4,599
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	4,042	4,144
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	24,485	24,209
	Baytex Energy Corp. 8.50% 4/30/2030[1]	10,440	10,829
	Baytex Energy Corp. 7.375% 3/15/2032[1]	41,905	41,792
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	25,330	24,860
	Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	2,785	2,898
	Blue Racer Midstream, LLC 7.25% 7/15/2032[1]	16,370	17,192
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	59,869	62,251
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	22,564	23,873
	California Resources Corp. 7.125% 2/1/2026[1]	6,275	6,279
	California Resources Corp. 8.25% 6/15/2029[1]	11,625	11,856
	Cenovus Energy, Inc. 5.375% 7/15/2025	204	205
	Cenovus Energy, Inc. 4.25% 4/15/2027	390	388
	Cenovus Energy, Inc. 5.25% 6/15/2037	151	149
	Cenovus Energy, Inc. 5.40% 6/15/2047	232	225
	Cheniere Energy Partners, LP 4.50% 10/1/2029	618	610
	Cheniere Energy, Inc. 4.625% 10/15/2028	20,199	20,081
	Chesapeake Energy Corp. 5.75% 3/15/2023[2]	1,730	36
	Chesapeake Energy Corp. 5.50% 2/1/2026[1]	15,875	15,858
	Chesapeake Energy Corp. 5.875% 2/1/2029[1]	36,865	37,083
	Chesapeake Energy Corp. 6.75% 4/15/2029[1]	14,610	14,894
	Chesapeake Energy Corp. 4.875% 4/15/2032[2]	28,871	595
	Chord Energy Corp. 6.375% 6/1/2026[1]	2,865	2,874
	CITGO Petroleum Corp. 8.375% 1/15/2029[1]	29,970	31,209
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	17,860	17,676
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	16,615	17,292
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	16,405	17,395
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	65,373	69,282
	CNX Midstream Partners, LP 4.75% 4/15/2030[1]	5,745	5,376
	CNX Resources Corp. 6.00% 1/15/2029[1]	28,863	29,042
	CNX Resources Corp. 7.375% 1/15/2031[1]	18,926	19,793
	CNX Resources Corp. 7.25% 3/1/2032[1]	27,025	28,403
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	3,640	3,557
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	21,030	19,679
	Constellation Oil Services Holding SA 13.50% 6/30/2025[1,3]	3,302	3,302
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[4]	47,404	43,257
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	42,981	44,856
	Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	28,840	28,873
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	33,655	33,152
	Delek Logistics Partners, LP 8.625% 3/15/2029[1]	8,050	8,476
	Devon Energy Corp. 5.875% 6/15/2028	2,830	2,861
	Devon Energy Corp. 4.50% 1/15/2030	10,040	9,955
	Diamond Foreign Asset Co. 8.50% 10/1/2030[1]	7,845	8,203
	DT Midstream, Inc. 4.125% 6/15/2029[1]	26,695	25,555
	DT Midstream, Inc. 4.375% 6/15/2031[1]	7,241	6,860
	Ecopetrol SA 8.375% 1/19/2036	6,860	7,019
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	15,469	15,758
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	25,420	26,755
	Energean Israel Finance, Ltd. 4.875% 3/30/2026[1]	5,000	4,776
	Energean Israel Finance, Ltd. 5.375% 3/30/2028[1]	5,000	4,510
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	22,830	19,559
	Energy Transfer, LP 6.00% 2/1/2029[1]	1,500	1,538

1	American High-Income Trust

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)	Energy Transfer, LP 7.375% 2/1/2031[1]	USD377	$401
	EQM Midstream Partners, LP 4.125% 12/1/2026	1,987	1,963
	EQM Midstream Partners, LP 6.50% 7/1/2027[1]	22,265	22,951
	EQM Midstream Partners, LP 5.50% 7/15/2028	4,765	4,833
	EQM Midstream Partners, LP 4.50% 1/15/2029[1]	16,210	15,870
	EQM Midstream Partners, LP 6.375% 4/1/2029[1]	4,000	4,133
	EQM Midstream Partners, LP 7.50% 6/1/2030[1]	7,428	8,163
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	35,921	34,806
	EQM Midstream Partners, LP 6.50% 7/15/2048	23,953	24,788
	EQT Corp. 5.00% 1/15/2029	3,925	3,973
	EQT Corp. 3.625% 5/15/2031[1]	6,515	5,985
	Genesis Energy, LP 8.00% 1/15/2027	66,354	67,885
	Genesis Energy, LP 7.75% 2/1/2028	8,635	8,750
	Genesis Energy, LP 8.25% 1/15/2029	32,535	33,721
	Genesis Energy, LP 8.875% 4/15/2030	23,828	25,067
	Genesis Energy, LP 7.875% 5/15/2032	55,735	56,791
	Global Partners, LP 6.875% 1/15/2029	2,950	2,967
	Global Partners, LP 8.25% 1/15/2032[1]	11,825	12,275
	Gran Tierra Energy, Inc. 9.50% 10/15/2029[1]	5,825	5,533
	Gulfport Energy Corp. 6.75% 9/1/2029[1]	7,505	7,602
	Harbour Energy PLC 5.50% 10/15/2026[1]	30,030	29,925
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	35,517	36,373
	Harvest Midstream I, LP 7.50% 5/15/2032[1]	20,180	21,243
	Hess Midstream Operations, LP 5.125% 6/15/2028[1]	6,390	6,327
	Hess Midstream Operations, LP 6.50% 6/1/2029[1]	8,995	9,317
	Hess Midstream Operations, LP 4.25% 2/15/2030[1]	28,875	27,591
	Hess Midstream Operations, LP 5.50% 10/15/2030[1]	9,470	9,457
	Hilcorp Energy I, LP 6.25% 11/1/2028[1]	3,515	3,511
	Hilcorp Energy I, LP 5.75% 2/1/2029[1]	21,475	20,909
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	19,453	18,979
	Hilcorp Energy I, LP 6.00% 2/1/2031[1]	26,882	26,196
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	20,585	20,053
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	43,831	47,288
	Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	6,480	6,711
	Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[1]	2,875	2,874
	Lealand Finance Co. BV, Term Loan, (3-month USD CME Term SOFR + 1.00%) 3.00% PIK and 6.36% Cash 12/31/2027[4,5,6]	41	15
	Matador Resources Co. 6.875% 4/15/2028[1]	8,675	8,830
	Matador Resources Co. 6.50% 4/15/2032[1]	17,840	17,827
	Matador Resources Co. 6.25% 4/15/2033[1]	14,415	14,209
	MEG Energy Corp. 5.875% 2/1/2029[1]	16,730	16,383
	Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]	22,796	484
	Murphy Oil Corp. 6.375% 7/15/2028	4,682	4,760
	Murphy Oil Corp. 6.00% 10/1/2032	10,445	10,313
	Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	21,480	19,379
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	29,980	30,071
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	29,060	29,995
	Nabors Industries, Inc. 8.875% 8/15/2031[1]	16,205	15,430
	New Fortress Energy, Inc. 6.75% 9/15/2025[1]	28,242	27,079
	New Fortress Energy, Inc. 6.50% 9/30/2026[1]	149,253	125,550
	New Fortress Energy, Inc. 8.75% 3/15/2029[1]	57,015	42,973
	New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.252% 10/30/2028[5,6]	6,158	5,577
	NGL Energy Operating, LLC 8.125% 2/15/2029[1]	20,580	21,118
	NGL Energy Operating, LLC 8.375% 2/15/2032[1]	36,400	37,539
	NGPL PipeCo, LLC 4.875% 8/15/2027[1]	1,010	1,014
	Noble Finance II, LLC 8.00% 4/15/2030[1]	29,475	30,435
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	38,230	38,539
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	16,655	17,376
	NuStar Logistics, LP 6.00% 6/1/2026	6,129	6,170
	Occidental Petroleum Corp. 4.20% 3/15/2048	2,543	2,006
	Parkland Corp. 4.625% 5/1/2030[1]	7,220	6,814
	Permian Resources Operating, LLC 8.00% 4/15/2027[1]	1,190	1,226
	Permian Resources Operating, LLC 5.875% 7/1/2029[1]	1,375	1,375
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	35,710	39,882
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	22,620	23,551
	Permian Resources Operating, LLC 6.25% 2/1/2033[1]	42,361	43,076

American High-Income Trust	2

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)	Petroleos Mexicanos 6.875% 10/16/2025	USD6,200	$6,211
	Petroleos Mexicanos 4.50% 1/23/2026	10,000	9,681
	Petroleos Mexicanos 6.875% 8/4/2026	5,000	4,984
	Petroleos Mexicanos 8.75% 6/2/2029	14,137	14,321
	Petroleos Mexicanos 6.84% 1/23/2030	3,670	3,401
	Petroleos Mexicanos 5.95% 1/28/2031	10,880	9,424
	Petroleos Mexicanos 7.69% 1/23/2050	3,670	2,870
	Petroleos Mexicanos 6.95% 1/28/2060	9,580	6,877
	Range Resources Corp. 4.875% 5/15/2025	5,803	5,778
	Range Resources Corp. 8.25% 1/15/2029	10,550	10,929
	Range Resources Corp. 4.75% 2/15/2030[1]	12,695	12,255
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	26,028	25,738
	Seadrill Finance, Ltd. 8.375% 8/1/2030[1]	14,905	15,572
	SM Energy Co. 6.50% 7/15/2028	2,910	2,910
	Southwestern Energy Co. 5.70% 1/23/2025[7]	5,630	5,630
	Southwestern Energy Co. 8.375% 9/15/2028	8,875	9,137
	Southwestern Energy Co. 5.375% 3/15/2030	15,225	15,189
	Southwestern Energy Co. 4.75% 2/1/2032	4,615	4,418
	Suburban Propane Partners, LP 5.00% 6/1/2031[1]	4,610	4,302
	Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	17,290	18,099
	Sunoco, LP 6.00% 4/15/2027	12,591	12,642
	Sunoco, LP 5.875% 3/15/2028	4,885	4,913
	Sunoco, LP 7.00% 9/15/2028[1]	34,975	36,275
	Sunoco, LP 7.00% 5/1/2029[1]	6,585	6,885
	Sunoco, LP 4.50% 5/15/2029	38,080	36,640
	Sunoco, LP 4.50% 4/30/2030	40,575	38,905
	Sunoco, LP 7.25% 5/1/2032[1]	19,080	20,241
	Superior Plus, LP 4.50% 3/15/2029[1]	6,485	6,154
	Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	2,535	2,535
	Talos Production, Inc. 9.00% 2/1/2029[1]	20,510	21,138
	Talos Production, Inc. 9.375% 2/1/2031[1]	26,275	27,036
	Targa Resources Partners, LP 6.50% 7/15/2027	4,322	4,379
	Targa Resources Partners, LP 6.875% 1/15/2029	18,530	19,013
	Targa Resources Partners, LP 5.50% 3/1/2030	6,906	7,038
	Targa Resources Partners, LP 4.875% 2/1/2031	13,835	13,742
	Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	7,543	7,722
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	8,610	8,619
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	24,931	25,701
	Transocean, Inc. 8.25% 5/15/2029[1]	6,410	6,360
	Transocean, Inc. 8.75% 2/15/2030[1]	15,305	15,970
	Transocean, Inc. 8.50% 5/15/2031[1]	11,015	10,952
	Transocean, Inc. 6.80% 3/15/2038	10,600	8,660
	Transportadora de Gas del Sur SA 8.50% 7/24/2031[1]	6,540	6,824
	USA Compression Partners, LP 6.875% 9/1/2027	2,403	2,425
	USA Compression Partners, LP 7.125% 3/15/2029[1]	9,195	9,478
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	28,325	26,790
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	3,784	3,969
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	47,040	43,772
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	23,430	21,032
	Venture Global LNG, Inc. 8.125% 6/1/2028[1]	14,650	15,283
	Venture Global LNG, Inc. 9.50% 2/1/2029[1]	8,775	9,891
	Venture Global LNG, Inc. 7.00% 1/15/2030[1]	9,675	9,891
	Venture Global LNG, Inc. 8.375% 6/1/2031[1]	20,220	21,365
	Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029)[1,7]	10,000	10,144
	Vital Energy, Inc. 7.875% 4/15/2032[1]	13,205	12,802
	W&T Offshore, Inc. 11.75% 2/1/2026[1]	7,100	7,244
	Weatherford International, Ltd. 8.625% 4/30/2030[1]	66,731	69,584
	Western Midstream Operating, LP 3.10% 2/1/2025[7]	4,955	4,917
	Western Midstream Operating, LP 4.50% 3/1/2028	340	337
	Western Midstream Operating, LP 5.25% 2/1/2050[7]	5,500	4,992
	Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	9,530	9,402

			3,069,829

3	American High-Income Trust

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services 12.35%	Altice France Holding SA 10.50% 5/15/2027[1]	USD22,035	$7,643
	Altice France SA 5.125% 7/15/2029[1]	53,921	37,968
	Altice France SA 5.50% 10/15/2029[1]	6,794	4,766
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN129,800	6,633
	CCO Holdings, LLC 5.50% 5/1/2026[1]	USD2,094	2,091
	CCO Holdings, LLC 5.125% 5/1/2027[1]	9,878	9,729
	CCO Holdings, LLC 5.00% 2/1/2028[1]	33,822	32,926
	CCO Holdings, LLC 5.375% 6/1/2029[1]	7,126	6,873
	CCO Holdings, LLC 6.375% 9/1/2029[1]	4,400	4,408
	CCO Holdings, LLC 4.75% 3/1/2030[1]	63,463	58,423
	CCO Holdings, LLC 4.50% 8/15/2030[1]	56,879	51,601
	CCO Holdings, LLC 4.25% 2/1/2031[1]	62,740	55,361
	CCO Holdings, LLC 4.75% 2/1/2032[1]	46,213	40,766
	CCO Holdings, LLC 4.50% 5/1/2032	70,804	61,276
	CCO Holdings, LLC 4.50% 6/1/2033[1]	63,198	53,720
	CCO Holdings, LLC 4.25% 1/15/2034[1]	66,975	54,996
	Charter Communications Operating, LLC 5.25% 4/1/2053	10,825	8,852
	Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	11,000	9,852
	Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	5,000	4,311
	Cogent Communications Group, LLC 3.50% 5/1/2026[1]	8,445	8,240
	Connect Finco SARL 6.75% 10/1/2026[1]	80,175	80,175
	Connect Finco SARL 9.00% 9/15/2029[1]	94,135	91,215
	Consolidated Communications, Inc. 5.00% 10/1/2028[1]	14,350	13,221
	CSC Holdings, LLC 5.50% 4/15/2027[1]	2,700	2,377
	CSC Holdings, LLC 5.375% 2/1/2028[1]	2,425	2,045
	CSC Holdings, LLC 3.375% 2/15/2031[1]	1,000	710
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.597% 1/18/2028[5,6]	25,321	24,696
	Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]	9,835	129
	Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	18,432	242
	Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[4,5]	1,611	1,965
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	67,350	66,174
	DIRECTV Financing, LLC 8.875% 2/1/2030[1]	7,075	7,124
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.96% 8/2/2027[5,6]	11,992	12,013
	DISH DBS Corp. 5.875% 11/15/2024	245,395	244,193
	DISH DBS Corp. 7.75% 7/1/2026	22,235	19,316
	DISH DBS Corp. 5.25% 12/1/2026[1]	4,575	4,236
	DISH Network Corp. 11.75% 11/15/2027[1]	125,195	131,498
	Embarq Corp. 7.995% 6/1/2036	99,536	44,478
	Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	16,900	16,983
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	51,590	51,164
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	80,408	81,033
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	33,832	33,616
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	41,860	41,826
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	8,675	9,252
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	4,000	4,316
	Gray Television, Inc. 7.00% 5/15/2027[1]	66,354	65,273
	Gray Television, Inc. 10.50% 7/15/2029[1]	84,135	87,959
	Gray Television, Inc. 4.75% 10/15/2030[1]	12,860	8,193
	Gray Television, Inc. 5.375% 11/15/2031[1]	81,655	51,129
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.451% 6/4/2029[5,6]	22,335	21,528
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	40,207	38,570
	Lamar Media Corp. 3.625% 1/15/2031	10,350	9,467
	Level 3 Financing, Inc. 3.75% 7/15/2029[1]	11,500	7,878
	Ligado Networks, LLC 17.50% PIK 11/22/2024[1,2,4]	52,957	9,267
	Ligado Networks, LLC, Term Loan, 17.50% 11/22/2024[2,3,4,5]	5,697	5,412
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]	10,235	10,099
	Live Nation Entertainment, Inc. 3.75% 1/15/2028[1]	5,605	5,400
	Merlin Entertainments Group U.S. Holdings, Inc. 7.375% 2/15/2031[1]	6,990	7,023
	Netflix, Inc. 4.875% 4/15/2028	6,190	6,343
	News Corp. 3.875% 5/15/2029[1]	28,750	27,214
	Nexstar Media, Inc. 5.625% 7/15/2027[1]	11,995	11,890
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	68,656	65,651
	OUTFRONT Media Capital, LLC 4.625% 3/15/2030[1]	60	57
	ROBLOX Corp. 3.875% 5/1/2030[1]	9,600	8,945

American High-Income Trust	4

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)	Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	USD14,018	$10,460
	Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	35,505	34,331
	Sirius XM Radio, Inc. 5.00% 8/1/2027[1]	13,800	13,586
	Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	74,550	70,390
	Sirius XM Radio, Inc. 5.50% 7/1/2029[1]	8,500	8,311
	Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	61,389	55,715
	Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	119,697	104,385
	Sprint Capital Corp. 6.875% 11/15/2028	6,365	6,954
	Sprint Capital Corp. 8.75% 3/15/2032	17,147	21,288
	Sprint, LLC 7.625% 3/1/2026	9,450	9,769
	Stagwell Global, LLC 5.625% 8/15/2029[1]	28,585	27,659
	TEGNA, Inc. 5.00% 9/15/2029	8,337	7,947
	T-Mobile USA, Inc. 3.375% 4/15/2029	15,950	15,321
	Univision Communications, Inc. 6.625% 6/1/2027[1]	83,970	84,300
	Univision Communications, Inc. 8.00% 8/15/2028[1]	55,765	57,062
	Univision Communications, Inc. 4.50% 5/1/2029[1]	93,800	83,871
	Univision Communications, Inc. 7.375% 6/30/2030[1]	48,128	46,619
	Univision Communications, Inc. 8.50% 7/31/2031[1]	21,430	21,498
	Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.854% 6/24/2029[5,6]	1,221	1,207
	Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	5,275	4,697
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	49,120	43,532
	VZ Secured Financing BV 5.00% 1/15/2032[1]	11,580	10,678
	WMG Acquisition Corp. 3.75% 12/1/2029[1]	33,338	31,412
	WMG Acquisition Corp. 3.875% 7/15/2030[1]	16,147	15,065
	WMG Acquisition Corp. 3.00% 2/15/2031[1]	4,050	3,594
	Ziggo Bond Co. BV 5.125% 2/28/2030[1]	5,457	5,036
	Ziggo BV 4.875% 1/15/2030[1]	19,750	18,788

			2,765,205

Consumer discretionary 9.68%	Advance Auto Parts, Inc. 1.75% 10/1/2027	2,355	2,106
	Advance Auto Parts, Inc. 5.95% 3/9/2028	23,148	23,507
	Advance Auto Parts, Inc. 3.90% 4/15/2030	26,052	23,317
	Advance Auto Parts, Inc. 3.50% 3/15/2032	13,756	11,509
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.71% 2/2/2026[5,6]	55,063	53,838
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.71% 2/2/2026[5,6]	14,175	13,927
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	17,772	17,827
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	4,940	4,640
	Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	11,710	10,476
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	49,167	51,845
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	24,710	23,585
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	12,930	12,269
	Bath & Body Works, Inc. 6.625% 10/1/2030[1]	2,300	2,347
	Bath & Body Works, Inc. 6.875% 11/1/2035	40,068	41,796
	Bath & Body Works, Inc. 6.75% 7/1/2036	22,385	23,094
	Boyd Gaming Corp. 4.75% 12/1/2027	8,389	8,310
	Boyd Gaming Corp. 4.75% 6/15/2031[1]	6,005	5,738
	Boyne USA, Inc. 4.75% 5/15/2029[1]	12,285	11,819
	Caesars Entertainment, Inc. 8.125% 7/1/2027[1]	11,525	11,770
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	86,490	82,327
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	45,830	47,910
	Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	44,070	45,614
	Carnival Corp. 7.625% 3/1/2026[1]	450	454
	Carnival Corp. 5.75% 3/1/2027[1]	23,600	23,916
	Carnival Corp. 4.00% 8/1/2028[1]	50,890	49,184
	Carnival Corp. 6.00% 5/1/2029[1]	53,362	54,100
	Carnival Corp. 7.00% 8/15/2029[1]	6,690	7,114
	Carnival Corp. 10.50% 6/1/2030[1]	31,023	33,703
	Clarios Global, LP 6.25% 5/15/2026[1]	3,667	3,668
	Clarios Global, LP 8.50% 5/15/2027[1]	6,825	6,860
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	33,855	35,826
	Dana, Inc. 4.50% 2/15/2032	4,400	3,905
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	28,310	27,052
	Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	45,248	42,185

5	American High-Income Trust

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)	First Student Bidco, Inc. 4.00% 7/31/2029[1]	USD24,840	$23,328
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 7.865% 7/21/2028[5,6]	5,659	5,671
	First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 7.865% 7/21/2028[5,6]	1,671	1,675
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	2,000	1,978
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	2,000	2,000
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	11,000	10,794
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	12,450	12,822
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	900	884
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,125	2,291
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	4,720	4,366
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	20,925	22,630
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	6,350	6,578
	Gap, Inc. 3.625% 10/1/2029[1]	3,225	2,920
	Gap, Inc. 3.875% 10/1/2031[1]	2,148	1,880
	Garrett Motion Holdings, Inc. 7.75% 5/31/2032[1]	2,500	2,560
	Genting New York, LLC 7.25% 10/1/2029[1]	27,175	27,520
	Hanesbrands, Inc. 4.875% 5/15/2026[1]	17,698	17,559
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	41,117	44,420
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.595% 3/8/2030[5,6]	26,359	26,359
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	8,287	8,182
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	20,465	19,150
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	10,880	10,345
	International Game Technology PLC 4.125% 4/15/2026[1]	6,110	6,034
	International Game Technology PLC 5.25% 1/15/2029[1]	34,522	34,414
	Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]	6,380	6,210
	KB Home 6.875% 6/15/2027	6,170	6,434
	KB Home 7.25% 7/15/2030	6,770	7,075
	Kontoor Brands, Inc. 4.125% 11/15/2029[1]	6,770	6,398
	Las Vegas Sands Corp. 6.20% 8/15/2034	34,755	36,413
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	77,169	74,212
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	44,045	46,804
	Levi Strauss & Co. 3.50% 3/1/2031[1]	23,585	21,402
	LGI Homes, Inc. 8.75% 12/15/2028[1]	9,550	10,233
	Light and Wonder International, Inc. 7.00% 5/15/2028[1]	16,357	16,511
	Light and Wonder International, Inc. 7.25% 11/15/2029[1]	7,800	8,076
	Light and Wonder International, Inc. 7.50% 9/1/2031[1]	6,245	6,555
	Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	4,075	4,106
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	26,349	24,611
	Lithia Motors, Inc. 4.375% 1/15/2031[1]	12,640	11,771
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	16,252	17,314
	Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]	1,230	1,194
	Marriott Ownership Resorts, Inc. 4.75% 1/15/2028	2,500	2,404
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	14,430	13,584
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	32,785	31,740
	Merlin Entertainments PLC 5.75% 6/15/2026[1]	10,798	10,676
	MGM Resorts International 5.50% 4/15/2027	5,707	5,731
	Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.065% 9/9/2026[5,6]	4,426	4,448
	NCL Corp., Ltd. 5.875% 2/15/2027[1]	12,465	12,518
	Newell Brands Inc. 6.625% 9/15/2029	9,500	9,636
	Party City Holdings, Inc. 0% 10/12/2028[3,8]	9,100	—	[9]
	Party City Holdings, Inc. 0% 10/12/2028[3,8]	5,000	—	[9]
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,4,8]	48,843	47,228
	Penske Automotive Group, Inc. 3.75% 6/15/2029	6,325	5,904
	Petco Health and Wellness Co., Inc., Term Loan B, (1-month USD CME Term SOFR + 3.512%) 8.115% 3/3/2028[5,6]	11,850	11,289
	QVC, Inc. 4.45% 2/15/2025	12,390	12,328
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	8,782	9,197
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	15,140	14,662
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	4,000	3,958
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]	9,480	9,571
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	28,325	28,702
	Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	38,620	40,086
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[1]	40,910	41,966

American High-Income Trust	6

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)	Sally Holdings, LLC 6.75% 3/1/2032	USD46,702	$48,009
	Scientific Games Holdings, LP 6.625% 3/1/2030[1]	16,870	16,753
	Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.318% 4/4/2029[5,6]	10,579	10,533
	Service Corp. International 4.00% 5/15/2031	9,625	8,914
	Service Corp. International 5.75% 10/15/2032	8,410	8,476
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	34,880	32,776
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	63,209	58,397
	Station Casinos, LLC 6.625% 3/15/2032[1]	7,080	7,244
	STL Holding Co., LLC 8.75% 2/15/2029[1]	6,425	6,841
	Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	5,255	4,906
	Travel + Leisure Co. 4.50% 12/1/2029[1]	24,455	23,193
	Travel + Leisure Co. 4.625% 3/1/2030[1]	4,780	4,475
	Universal Entertainment Corp. 9.875% 8/1/2029[1]	45,150	45,291
	Vail Resorts, Inc. 6.50% 5/15/2032[1]	15,745	16,463
	Valvoline, Inc. 3.625% 6/15/2031[1]	13,085	11,723
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[1]	16,005	16,679
	Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	22,745	23,977
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	23,650	23,543
	Wayfair, LLC 7.25% 10/31/2029[1]	4,585	4,709
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	9,455	9,127
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	9,225	9,120
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	5,546	5,987
	Wynn Resorts Finance, LLC 6.25% 3/15/2033[1]	28,685	29,077
	ZF North America Capital, Inc. 7.125% 4/14/2030[1]	4,500	4,668

			2,165,726

Health care 9.17%	AdaptHealth, LLC 6.125% 8/1/2028[1]	11,940	11,963
	AdaptHealth, LLC 4.625% 8/1/2029[1]	23,230	21,535
	AdaptHealth, LLC 5.125% 3/1/2030[1]	36,087	33,807
	AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	27,375	26,318
	Avantor Funding, Inc. 4.625% 7/15/2028[1]	47,034	46,008
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	19,305	18,281
	Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.27% 5/10/2027[5,6]	9,533	9,508
	Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	11,275	10,584
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	17,697	14,510
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	99,615	97,574
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	29,066	27,992
	Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	4,370	3,951
	Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	18,503	15,792
	Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	18,310	11,979
	Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	72,180	56,553
	Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	95	55
	Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	8,112	5,004
	Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	33,642	18,869
	Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	67,761	37,215
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.195% 2/1/2027[5,6]	15,211	14,618
	Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	20,733	20,649
	Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	8,955	8,805
	Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	24,432	24,051
	Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 7.92% 2/22/2028[5,6]	18,157	18,191
	Centene Corp. 4.25% 12/15/2027	20,032	19,690
	Centene Corp. 4.625% 12/15/2029	28,063	27,481
	Centene Corp. 3.375% 2/15/2030	4,168	3,844
	Centene Corp. 3.00% 10/15/2030	7,575	6,787
	Centene Corp. 2.50% 3/1/2031	20,325	17,487
	Centene Corp. 2.625% 8/1/2031	12,700	10,900
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	4,848	4,719
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	12,765	12,027
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	40,065	39,457
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	36,485	33,607
	CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	21,500	18,915
	CHS / Community Health Systems, Inc. 10.875% 1/15/2032[1]	4,035	4,452

7	American High-Income Trust

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	USD11,730	$12,349
	DaVita, Inc. 4.625% 6/1/2030[1]	21,160	20,187
	DaVita, Inc. 3.75% 2/15/2031[1]	4,570	4,126
	DaVita, Inc. 6.875% 9/1/2032[1]	55,285	57,159
	Encompass Health Corp. 4.50% 2/1/2028	7,054	6,930
	Encompass Health Corp. 4.75% 2/1/2030	3,841	3,757
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	61,680	66,169
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.783% 4/23/2031[5,6]	40,535	40,548
	Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	11,775	11,867
	Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.491% 7/1/2030[5,6]	1,621	1,621
	Grifols, SA 3.875% 10/15/2028	EUR7,750	8,031
	Grifols, SA 4.75% 10/15/2028[1]	USD48,000	45,003
	Grifols, SA 7.50% 5/1/2030	EUR36,530	43,279
	HAH Group Holding Co., LLC 9.75% 10/1/2031[1]	USD13,350	13,472
	HCA, Inc. 4.50% 2/15/2027	71	71
	HCA, Inc. 5.625% 9/1/2028	22,625	23,496
	HCA, Inc. 3.50% 9/1/2030	3,940	3,714
	HCA, Inc. 7.50% 11/15/2095	5,000	5,728
	Hologic, Inc. 3.25% 2/15/2029[1]	8,800	8,206
	IQVIA, Inc. 5.00% 10/15/2026[1]	18,749	18,714
	IQVIA, Inc. 6.50% 5/15/2030[1]	13,085	13,665
	Jazz Securities DAC 4.375% 1/15/2029[1]	12,660	12,254
	Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	4,901	5,350
	Medline Borrower, LP 3.875% 4/1/2029[1]	13,625	12,911
	Medline Borrower, LP 6.25% 4/1/2029[1]	51,473	53,099
	Medline Borrower, LP 5.25% 10/1/2029[1]	26,865	26,379
	Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.595% 10/23/2028[5,6]	10,152	10,168
	Molina Healthcare, Inc. 4.375% 6/15/2028[1]	18,815	18,308
	Molina Healthcare, Inc. 3.875% 11/15/2030[1]	43,950	40,859
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	58,490	53,538
	Option Care Health, Inc. 4.375% 10/31/2029[1]	6,115	5,815
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	29,496	26,702
	Owens & Minor, Inc. 6.625% 4/1/2030[1]	80,360	78,082
	Perrigo Finance Unlimited Co. 6.125% 9/30/2032	9,740	9,822
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[1,4]	53,259	52,926
	Radiology Partners, Inc. 9.898% PIK 2/15/2030[1,4]	58,902	55,736
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 8.883% Cash 1/31/2029[4,5,6]	40,108	39,346
	Select Medical Corp. 6.25% 8/15/2026[1]	9,039	9,101
	Star Parent, Inc. 9.00% 10/1/2030[1]	5,940	6,385
	Star Parent, Inc., Term Loan, (3-month USD CME Term SOFR + 3.75%) 8.354% 9/27/2030[5,6]	7,537	7,341
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	8,160	8,484
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	6,965	7,279
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.502% 3/2/2027[5,6]	1,035	993
	Tenet Healthcare Corp. 6.25% 2/1/2027	8,995	9,015
	Tenet Healthcare Corp. 5.125% 11/1/2027	3,980	3,968
	Tenet Healthcare Corp. 4.625% 6/15/2028	12,685	12,461
	Tenet Healthcare Corp. 6.125% 10/1/2028	8,930	9,008
	Tenet Healthcare Corp. 4.25% 6/1/2029	35,249	34,014
	Tenet Healthcare Corp. 4.375% 1/15/2030	15,750	15,122
	Tenet Healthcare Corp. 6.75% 5/15/2031	37,245	38,853
	Tenet Healthcare Corp. 6.875% 11/15/2031	2,000	2,191
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	30,036	28,893
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	13,890	13,712
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	17,040	17,774
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	108,886	108,099
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	15,340	16,966
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	21,687	24,891
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	21,137	15,729

			2,052,844

American High-Income Trust	8

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials 8.41%	Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	USD9,215	$9,258
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	34,352	36,533
	ArcelorMittal SA 4.25% 7/16/2029	940	935
	ArcelorMittal SA 6.80% 11/29/2032	6,750	7,533
	ArcelorMittal SA 7.00% 10/15/2039	10,104	11,483
	ArcelorMittal SA 6.75% 3/1/2041	15,173	16,667
	ARD Finance SA 6.50% Cash 6/30/2027[1,4]	8,809	1,995
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	15,000	13,403
	ATI, Inc. 4.875% 10/1/2029	13,720	13,274
	ATI, Inc. 7.25% 8/15/2030	9,430	10,051
	ATI, Inc. 5.125% 10/1/2031	20,940	20,364
	Avient Corp. 7.125% 8/1/2030[1]	6,750	7,044
	Avient Corp. 6.25% 11/1/2031[1]	5,495	5,637
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	5,995	6,409
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	6,495	6,449
	Ball Corp. 6.875% 3/15/2028	11,915	12,349
	Ball Corp. 6.00% 6/15/2029	7,100	7,357
	Ball Corp. 2.875% 8/15/2030	3,250	2,895
	Ball Corp. 3.125% 9/15/2031	33,780	30,033
	Braskem Idesa SAPI 6.99% 2/20/2032[1]	1,370	1,081
	Canpack Spolka Akcyjna 3.875% 11/15/2029[1]	32,760	30,706
	Cleveland-Cliffs, Inc. 7.00% 3/15/2027	3,853	3,854
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	39,430	39,554
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	53,793	50,836
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	13,575	13,821
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	42,269	39,320
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	34,683	35,108
	Consolidated Energy Finance SA 6.50% 5/15/2026[1]	4,513	4,465
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	18,525	15,679
	Consolidated Energy Finance SA 12.00% 2/15/2031[1]	71,450	71,964
	Coronado Finance Pty, Ltd. 9.25% 10/1/2029[1]	15,400	15,846
	Crown Cork & Seal Co., Inc. 7.375% 12/15/2026	2,000	2,109
	CVR Partners, LP 6.125% 6/15/2028[1]	15,385	15,073
	Element Solutions, Inc. 3.875% 9/1/2028[1]	13,920	13,282
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	167,689	165,947
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	124,500	132,119
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	303	297
	Freeport-McMoRan, Inc. 5.40% 11/14/2034	4,288	4,452
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	7,843	7,884
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	183,755	183,343
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	127,259	127,257
	INEOS Finance PLC 6.75% 5/15/2028[1]	10,200	10,311
	INEOS Finance PLC 7.50% 4/15/2029[1]	6,210	6,496
	Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	12,698	12,293
	LABL, Inc. 6.75% 7/15/2026[1]	560	560
	LABL, Inc. 10.50% 7/15/2027[1]	6,745	6,763
	LABL, Inc. 5.875% 11/1/2028[1]	12,000	11,261
	LABL, Inc. 9.50% 11/1/2028[1]	5,087	5,263
	LSB Industries, Inc. 6.25% 10/15/2028[1]	14,290	13,966
	LSF11 A5 HoldCo, LLC 6.625% 10/15/2029[1]	1,100	1,071
	Mativ Holdings, Inc. 8.00% 10/1/2029[1]	9,650	9,862
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	13,505	13,655
	Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	13,500	13,855
	Methanex Corp. 5.125% 10/15/2027	52,210	51,703
	Methanex Corp. 5.25% 12/15/2029	8,893	8,786
	Methanex Corp. 5.65% 12/1/2044	9,445	8,541
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	11,473	11,603
	Mineral Resources, Ltd. 8.00% 11/1/2027[1]	46,617	47,929
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	45,777	48,800
	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	16,429	17,133
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	24,402	24,152
	NOVA Chemicals Corp. 8.50% 11/15/2028[1]	5,030	5,375
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	35,492	33,031
	NOVA Chemicals Corp. 9.00% 2/15/2030[1]	46,725	50,667
	Novelis Corp. 3.25% 11/15/2026[1]	13,285	12,832
	Novelis Corp. 4.75% 1/30/2030[1]	9,228	8,955
	Novelis Corp. 3.875% 8/15/2031[1]	19,344	17,703

9	American High-Income Trust

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)	OI European Group BV 4.75% 2/15/2030[1]	USD3,500	$3,313
	Olin Corp. 5.625% 8/1/2029	5,700	5,719
	Olin Corp. 5.00% 2/1/2030	3,365	3,290
	Olympus Water US Holding Corp. 9.75% 11/15/2028[1]	8,600	9,189
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	11,455	11,713
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	41,413	39,965
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	23,000	22,138
	Sealed Air Corp. 4.00% 12/1/2027[1]	7,559	7,311
	Sealed Air Corp. 6.125% 2/1/2028[1]	14,160	14,410
	Summit Materials, LLC 6.50% 3/15/2027[1]	5,478	5,502
	Summit Materials, LLC 5.25% 1/15/2029[1]	15,015	14,864
	Summit Materials, LLC 7.25% 1/15/2031[1]	8,372	8,877
	Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	9,500	10,558
	Trivium Packaging Finance BV 5.50% 8/15/2026[1]	3,667	3,656
	Trivium Packaging Finance BV 8.50% 8/15/2027[1]	19,369	19,435
	Tronox, Inc. 4.625% 3/15/2029[1]	14,155	13,238
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.29% PIK and 7.339% Cash 1/16/2026[4,5,6]	10,628	10,734
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.30% Cash 10/10/2028[4,5,6]	17,577	17,555
	Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	14,275	14,833

			1,882,532

Financials 7.72%	AG Issuer, LLC 6.25% 3/1/2028[1]	33,361	32,644
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	10,928	11,213
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	10,420	9,984
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	34,600	34,498
	Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[1]	7,130	7,251
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	32,255	31,002
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	14,420	14,829
	Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]	19,390	19,618
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]	36,450	37,001
	AmWINS Group, Inc. 6.375% 2/15/2029[1]	7,835	8,031
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	25,492	24,465
	Aretec Group, Inc. 7.50% 4/1/2029[1]	62,347	59,267
	Aretec Group, Inc. 10.00% 8/15/2030[1]	18,855	20,089
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	4,895	4,717
	AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.345% 2/14/2031[5,6]	7,850	7,852
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	4,045	4,260
	Block, Inc. 2.75% 6/1/2026	32,650	31,680
	Block, Inc. 3.50% 6/1/2031	43,575	39,774
	Block, Inc. 6.50% 5/15/2032[1]	36,440	37,991
	Blue Owl Capital Corp. 4.00% 3/30/2025	449	446
	Blue Owl Capital Corp. 3.40% 7/15/2026	5,685	5,506
	Blue Owl Capital Corp. 2.625% 1/15/2027	400	378
	Blue Owl Capital Corp. 2.875% 6/11/2028	1,750	1,604
	Blue Owl Capital Corp. III 3.125% 4/13/2027	11,350	10,741
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	20,625	20,243
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	8,315	8,497
	Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	40,795	43,809
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	9,210	9,267
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	84,211	75,729
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	58,851	49,916
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	88,775	86,321
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	21,060	19,420
	GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	12,089	12,097
	Hightower Holding, LLC 6.75% 4/15/2029[1]	26,340	25,283
	Hightower Holding, LLC 9.125% 1/31/2030[1]	4,400	4,596
	Howden UK Refinance PLC 7.25% 2/15/2031[1]	33,510	34,801
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	10,825	11,137
	HUB International, Ltd. 5.625% 12/1/2029[1]	3,745	3,676
	HUB International, Ltd. 7.25% 6/15/2030[1]	20,332	21,200
	HUB International, Ltd. 7.375% 1/31/2032[1]	13,805	14,264
	HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.255% 6/20/2030[5,6]	2,314	2,313

American High-Income Trust	10

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)	Intercontinental Exchange, Inc. 3.625% 9/1/2028	USD8,470	$8,279
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	31,600	30,485
	JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]	3,100	2,852
	LPL Holdings, Inc. 4.625% 11/15/2027[1]	8,085	8,027
	LPL Holdings, Inc. 4.00% 3/15/2029[1]	6,610	6,330
	LPL Holdings, Inc. 4.375% 5/15/2031[1]	12,700	11,988
	MSCI, Inc. 4.00% 11/15/2029[1]	316	307
	MSCI, Inc. 3.625% 9/1/2030[1]	742	699
	MSCI, Inc. 3.875% 2/15/2031[1]	23,300	22,067
	MSCI, Inc. 3.625% 11/1/2031[1]	7,125	6,563
	MSCI, Inc. 3.25% 8/15/2033[1]	6,000	5,286
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]	8,315	8,691
	Navient Corp. 5.875% 10/25/2024	22,000	21,989
	Navient Corp. 6.75% 6/25/2025	13,000	13,090
	Navient Corp. 6.75% 6/15/2026	12,310	12,594
	Navient Corp. 5.00% 3/15/2027	50,842	50,433
	Navient Corp. 4.875% 3/15/2028	10,570	10,227
	Navient Corp. 5.50% 3/15/2029	69,026	67,022
	Navient Corp. 9.375% 7/25/2030	13,239	14,699
	Navient Corp. 11.50% 3/15/2031	51,335	58,699
	Navient Corp. 5.625% 8/1/2033	34,432	30,578
	OneMain Finance Corp. 7.125% 3/15/2026	24,220	24,745
	OneMain Finance Corp. 3.875% 9/15/2028	8,215	7,626
	OneMain Finance Corp. 5.375% 11/15/2029	20,035	19,270
	OneMain Finance Corp. 7.875% 3/15/2030	20,010	20,936
	OneMain Finance Corp. 7.125% 11/15/2031	28,550	28,914
	Osaic Financial Services, Inc. 6.50% 11/30/2027	80	1,574
	Osaic Holdings, Inc. 10.75% 8/1/2027[1]	86,049	87,683
	Osaic Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 4.00%) 8.845% 8/17/2028[5,6]	7,482	7,414
	Owl Rock Capital Corp. 3.75% 7/22/2025	12,093	11,953
	Oxford Finance, LLC 6.375% 2/1/2027[1]	33,310	33,120
	Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]	16,400	17,215
	Rocket Mortgage, LLC 2.875% 10/15/2026[1]	9,410	9,041
	Rocket Mortgage, LLC 3.625% 3/1/2029[1]	6,605	6,216
	Ryan Specialty, LLC 4.375% 2/1/2030[1]	14,350	13,847
	Ryan Specialty, LLC 5.875% 8/1/2032[1]	8,105	8,246
	Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	18,170	17,722
	Starwood Property Trust, Inc. 7.25% 4/1/2029[1]	4,685	4,918
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 9.354% 5/6/2032[5,6]	109,160	111,173
	USI, Inc. 7.50% 1/15/2032[1]	6,945	7,203

			1,727,131

Information technology 7.19%	Acuris Finance US, Inc. 9.00% 8/1/2029[1]	30,950	31,221
	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	952	924
	Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	5,633	5,484
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	30,080	29,954
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	125,123	127,434
	Cloud Software Group, Inc. 8.25% 6/30/2032[1]	32,525	34,025
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 8.604% 3/30/2029[5,6]	48,392	48,242
	CommScope Technologies, LLC 6.00% 6/15/2025[1]	87,265	84,538
	CommScope Technologies, LLC 5.00% 3/15/2027[1]	32,500	27,233
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.21% 4/6/2026[5,6]	47,550	46,222
	CommScope, LLC 6.00% 3/1/2026[1]	62,173	60,541
	CommScope, LLC 8.25% 3/1/2027[1]	14,919	13,453
	CommScope, LLC 7.125% 7/1/2028[1]	4,883	4,054
	CommScope, LLC 4.75% 9/1/2029[1]	10,603	8,920
	CrowdStrike Holdings, Inc. 3.00% 2/15/2029	10,015	9,278
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.611% 8/11/2028[1,5,6,8]	201,536	204,979
	Entegris, Inc. 4.75% 4/15/2029[1]	7,610	7,506
	Fair Isaac Corp. 4.00% 6/15/2028[1]	39,400	38,157

11	American High-Income Trust

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[5,6,10]	USD74,612	$74,891

	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[5,6,10]	3,602	3,616

	Fortress Intermediate 3, Inc. 7.50% 6/1/2031[1]	9,875	10,431
	Gartner, Inc. 4.50% 7/1/2028[1]	14,075	13,943
	Gartner, Inc. 3.625% 6/15/2029[1]	3,657	3,494
	Gartner, Inc. 3.75% 10/1/2030[1]	6,525	6,130
	Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	90,475	92,562
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	72,548	67,558
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	51,153	44,568
	Imola Merger Corp. 4.75% 5/15/2029[1]	5,000	4,883
	ION Trading Technologies SARL 9.50% 5/30/2029[1]	63,196	64,765
	McAfee Corp. 7.375% 2/15/2030[1]	20,450	19,966
	NCR Atleos Corp. 9.50% 4/1/2029[1]	39,430	43,439
	NCR Voyix Corp. 5.125% 4/15/2029[1]	13,700	13,418
	Open Text Corp. 3.875% 2/15/2028[1]	14,045	13,426
	Open Text Corp. 3.875% 12/1/2029[1]	8,075	7,514
	Open Text Holdings, Inc. 4.125% 12/1/2031[1]	4,800	4,415
	Rocket Software, Inc. 6.50% 2/15/2029[1]	6,245	5,949
	Shift4 Payments, LLC 6.75% 8/15/2032[1]	27,870	29,119
	Synaptics, Inc. 4.00% 6/15/2029[1]	5,225	4,954
	UKG, Inc. 6.875% 2/1/2031[1]	46,200	47,772
	Unisys Corp. 6.875% 11/1/2027[1]	19,140	18,484
	Viasat, Inc. 5.625% 9/15/2025[1]	5,600	5,527
	Viasat, Inc. 5.625% 4/15/2027[1]	100,188	94,629
	Viasat, Inc. 6.50% 7/15/2028[1]	19,500	15,319
	Viasat, Inc. 7.50% 5/30/2031[1]	49,745	34,310
	Viavi Solutions, Inc. 3.75% 10/1/2029[1]	3,750	3,407
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,7,10]	60,835	56,954
	Xerox Holdings Corp. 5.50% 8/15/2028[1]	10,500	8,975
	Xerox Holdings Corp. 8.875% 11/30/2029[1]	4,875	4,534
	Zebra Technologies Corp. 6.50% 6/1/2032[1]	6,670	6,969
	Ziff Davis, Inc. 4.625% 10/15/2030[1]	339	319

			1,608,405

Industrials 6.59%	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	3,068	3,062
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	5,701	5,934
	ADT Security Corp. 4.125% 8/1/2029[1]	4,815	4,603
	Allison Transmission, Inc. 3.75% 1/30/2031[1]	22,880	20,819
	Ambipar Lux SARL 9.875% 2/6/2031[1]	8,323	8,641
	Amentum Escrow Corp. 7.25% 8/1/2032[1]	46,170	48,227
	Amentum Escrow Corp., Term Loan B, (3-month USD CME Term SOFR + 2.25%) 8.09% 7/15/2031[5,6]	22,455	22,413
	American Airlines, Inc. 8.50% 5/15/2029[1]	8,960	9,512
	Aramark Services, Inc. 5.00% 4/1/2025[1]	2,980	2,980
	Atkore, Inc. 4.25% 6/1/2031[1]	17,900	16,380
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	18,910	18,719
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	2,190	2,061
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	26,181	24,496
	Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]	19,080	19,532
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	28,765	29,445
	Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	36,710	34,290
	Boeing Co. 6.528% 5/1/2034[1]	12,279	13,183
	Boeing Co. 6.858% 5/1/2054[1]	3,843	4,221
	Bombardier, Inc. 7.125% 6/15/2026[1]	3,008	3,057
	Bombardier, Inc. 7.875% 4/15/2027[1]	8,633	8,663
	Bombardier, Inc. 6.00% 2/15/2028[1]	8,295	8,357
	Bombardier, Inc. 8.75% 11/15/2030[1]	2,440	2,682
	Bombardier, Inc. 7.45% 5/1/2034[1]	1,850	2,048
	Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	5,050	5,414
	Brink’s Co. (The) 4.625% 10/15/2027[1]	10,371	10,223
	Brink’s Co. (The) 6.50% 6/15/2029[1]	3,870	4,013
	Brink’s Co. (The) 6.75% 6/15/2032[1]	1,980	2,068
	BWX Technologies, Inc. 4.125% 6/30/2028[1]	8,235	7,950
	BWX Technologies, Inc. 4.125% 4/15/2029[1]	3,470	3,338

American High-Income Trust	12

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)	Champion Financing, LLC 8.75% 2/15/2029[1]	USD18,500	$18,859
	Chart Industries, Inc. 7.50% 1/1/2030[1]	10,389	10,962
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	17,370	16,684
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	15,510	14,933
	Clean Harbors, Inc. 4.875% 7/15/2027[1]	12,014	11,854
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	6,822	6,995
	CoreLogic, Inc. 4.50% 5/1/2028[1]	54,867	51,832
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.46% 6/2/2028[5,6]	5,992	5,947
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.46% 6/4/2029[5,6]	22,275	21,809
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	18,592	18,532
	Enviri Corp. 5.75% 7/31/2027[1]	26,745	26,276
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	45,260	47,320
	EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	12,740	13,381
	Fortress Transportation and Infrastructure Investors, LLC 5.50% 5/1/2028[1]	9,300	9,270
	Fortress Transportation and Infrastructure Investors, LLC 7.875% 12/1/2030[1]	6,000	6,470
	GFL Environmental, Inc. 4.00% 8/1/2028[1]	9,530	9,161
	Herc Holdings, Inc. 5.50% 7/15/2027[1]	3,200	3,199
	Herc Holdings, Inc. 6.625% 6/15/2029[1]	5,290	5,484
	Hertz Corp. (The) 4.625% 12/1/2026[1]	5,000	3,944
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.46% 6/30/2028[5,6]	810	727
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.882% 6/30/2028[5,6]	4,179	3,751
	Howmet Aerospace, Inc. 5.95% 2/1/2037	3,000	3,283
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[1]	16,610	17,353
	Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/2029[5,6]	7,905	7,874
	Icahn Enterprises, LP 6.25% 5/15/2026	23,674	23,509
	Icahn Enterprises, LP 5.25% 5/15/2027	52,783	50,622
	Icahn Enterprises, LP 9.75% 1/15/2029[1]	28,777	29,891
	Icahn Enterprises, LP 4.375% 2/1/2029	13,415	11,736
	JetBlue Airways Corp. 9.875% 9/20/2031[1]	9,650	10,174
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	30,536	30,939
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	6,789	7,042
	Moog, Inc. 4.25% 12/9/2027[1]	8,465	8,228
	Mueller Water Products, Inc. 4.00% 6/15/2029[1]	5,115	4,883
	NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	20,425	18,849
	Owens Corning 3.50% 2/15/2030	11,831	11,243
	Pitney Bowes, Inc. 6.875% 3/15/2027[1]	11,500	11,441
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	15,342	15,621
	Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	8,100	7,704
	Prime Security Services Borrower, LLC 6.25% 1/15/2028[1]	11,833	11,845
	Reworld Holding Corp. 4.875% 12/1/2029[1]	17,163	16,171
	Reworld Holding Corp. 5.00% 9/1/2030	28,240	26,549
	Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	1,304	1,350
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	9,038	9,637
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	2,005	1,926
	Sabre GLBL, Inc. 8.625% 6/1/2027[1]	108	106
	Seagate HDD Cayman 8.25% 12/15/2029	4,000	4,346
	Seagate HDD Cayman 8.50% 7/15/2031	9,645	10,534
	Sensata Technologies BV 4.00% 4/15/2029[1]	3,225	3,077
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	15,230	13,960
	SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	9,000	8,992
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	20,878	19,967
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	25,625	27,831
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	51,551	57,544
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.502% 1/15/2027[5,6]	14,758	14,909
	Standard Building Solutions, Inc. 6.50% 8/15/2032[1]	10,000	10,363
	Titan International, Inc. 7.00% 4/30/2028	11,500	11,454
	TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[1]	13,400	13,266
	TransDigm, Inc. 5.50% 11/15/2027	19,810	19,757
	TransDigm, Inc. 6.75% 8/15/2028[1]	7,070	7,286
	TransDigm, Inc. 4.625% 1/15/2029	2,971	2,872
	TransDigm, Inc. 6.375% 3/1/2029[1]	27,000	27,890

13	American High-Income Trust

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)	TransDigm, Inc. 4.875% 5/1/2029	USD4,180	$4,074
	TransDigm, Inc. 6.875% 12/15/2030[1]	7,315	7,667
	TransDigm, Inc. 6.625% 3/1/2032[1]	38,025	39,645
	Triumph Group, Inc. 9.00% 3/15/2028[1]	19,041	19,956
	Uber Technologies, Inc. 8.00% 11/1/2026[1]	10,000	10,025
	Uber Technologies, Inc. 7.50% 9/15/2027[1]	16,550	16,886
	Uber Technologies, Inc. 6.25% 1/15/2028[1]	17,200	17,396
	Uber Technologies, Inc. 4.50% 8/15/2029[1]	7,050	7,003
	United Rentals (North America), Inc. 5.25% 1/15/2030	5,484	5,493
	United Rentals (North America), Inc. 3.875% 2/15/2031	13,525	12,593
	United Rentals (North America), Inc. 3.75% 1/15/2032	9,535	8,713
	United Rentals (North America), Inc. 6.125% 3/15/2034[1]	6,840	7,077
	WESCO Distribution, Inc. 7.25% 6/15/2028[1]	10,900	11,170
	WESCO Distribution, Inc. 6.625% 3/15/2032[1]	35,115	36,620
	Wrangler Holdco Corp. 6.625% 4/1/2032[1]	7,230	7,521
	XPO, Inc. 7.125% 6/1/2031[1]	10,832	11,351
	XPO, Inc. 7.125% 2/1/2032[1]	5,665	5,969

			1,474,904

Real estate 6.00%	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	45,285	37,824
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	35,935	28,690
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]	10,175	9,462
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	26,043	25,956
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	10,266	9,999
	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.595% 1/31/2030[5,6]	6,279	6,295
	Forestar Group, Inc. 3.85% 5/15/2026[1]	10,830	10,598
	Forestar Group, Inc. 5.00% 3/1/2028[1]	1,905	1,857
	Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]	5,175	5,500
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	28,542	28,146
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	43,798	40,893
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	86,022	78,920
	Iron Mountain, Inc. 4.875% 9/15/2027[1]	15,835	15,728
	Iron Mountain, Inc. 5.25% 3/15/2028[1]	24,088	24,012
	Iron Mountain, Inc. 5.00% 7/15/2028[1]	9,252	9,138
	Iron Mountain, Inc. 7.00% 2/15/2029[1]	4,250	4,433
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	64,225	63,468
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	37,685	35,779
	Iron Mountain, Inc. 5.625% 7/15/2032[1]	5,270	5,261
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	49,816	46,157
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	63,380	57,532
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	47,370	42,564
	Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	12,489	12,479
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	24,411	23,874
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	20,541	20,079
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	14,045	14,905
	MPT Operating Partnership, LP 2.50% 3/24/2026	GBP13,100	15,858
	MPT Operating Partnership, LP 5.25% 8/1/2026	USD660	629
	MPT Operating Partnership, LP 0.993% 10/15/2026	EUR6,200	5,926
	MPT Operating Partnership, LP 5.00% 10/15/2027	USD171,659	154,148
	MPT Operating Partnership, LP 4.625% 8/1/2029	660	532
	MPT Operating Partnership, LP 3.50% 3/15/2031	22,912	16,751
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	16,445	15,972
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[1]	8,445	8,786
	Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	7,810	7,868
	RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	14,905	13,733
	SBA Communications Corp. 3.125% 2/1/2029	2,854	2,640
	Service Properties Trust 5.25% 2/15/2026	2,545	2,503
	Service Properties Trust 4.75% 10/1/2026	37,067	35,652
	Service Properties Trust 4.95% 2/15/2027	40,577	38,445
	Service Properties Trust 5.50% 12/15/2027	5,705	5,436
	Service Properties Trust 3.95% 1/15/2028	64,830	56,130
	Service Properties Trust 8.375% 6/15/2029	49,361	49,354
	Service Properties Trust 4.95% 10/1/2029	70,971	56,441
	Service Properties Trust 4.375% 2/15/2030	39,141	29,664
	Service Properties Trust 8.625% 11/15/2031[1]	90,050	98,001

American High-Income Trust	14

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)	Service Properties Trust 8.875% 6/15/2032	USD30,101	$28,779
	VICI Properties, LP 3.50% 2/15/2025[1]	5,104	5,069
	VICI Properties, LP 4.625% 6/15/2025[1]	11,050	10,991
	VICI Properties, LP 4.25% 12/1/2026[1]	9,323	9,239
	VICI Properties, LP 3.75% 2/15/2027[1]	243	237
	VICI Properties, LP 3.875% 2/15/2029[1]	12,535	12,016
	VICI Properties, LP 4.625% 12/1/2029[1]	1,657	1,627
	VICI Properties, LP 4.125% 8/15/2030[1]	2,233	2,122

			1,344,098

Consumer staples 3.68%	Albertsons Companies, Inc. 4.625% 1/15/2027[1]	7,215	7,038
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	36,457	34,096
	Albertsons Companies, Inc. 4.875% 2/15/2030[1]	8,665	8,550
	Amer Sports Co. 6.75% 2/16/2031[1]	17,500	17,955
	B&G Foods, Inc. 5.25% 4/1/2025	3,642	3,639
	B&G Foods, Inc. 5.25% 9/15/2027	29,666	28,536
	B&G Foods, Inc. 8.00% 9/15/2028[1]	21,880	22,915
	BJ’s Wholesale Club, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 6.965% 2/5/2029[5,6]	4,431	4,462
	Central Garden & Pet Co. 4.125% 10/15/2030	21,206	19,736
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	24,090	22,092
	Coty, Inc. 5.00% 4/15/2026[1]	20,400	20,330
	Coty, Inc. 4.75% 1/15/2029[1]	41,070	40,207
	Coty, Inc. 6.625% 7/15/2030[1]	23,270	24,200
	Darling Ingredients, Inc. 5.25% 4/15/2027[1]	6,431	6,403
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	16,475	16,648
	Energizer Holdings, Inc. 4.375% 3/31/2029[1]	4,880	4,626
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	22,530	23,924
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[1]	13,890	14,413
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.845% 2/12/2031[5,6]	12,057	12,082
	H.J. Heinz Co. 3.00% 6/1/2026	6,360	6,232
	H.J. Heinz Co. 3.875% 5/15/2027	5,545	5,507
	H.J. Heinz Co. 4.375% 6/1/2046	5	4
	H.J. Heinz Co. 4.875% 10/1/2049	9,975	9,408
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	5,070	4,642
	KeHE Distributors, LLC 9.00% 2/15/2029[1]	10,550	10,984
	Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[1]	10,280	10,332
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	37,760	35,450
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	8,965	8,323
	Performance Food Group, Inc. 5.50% 10/15/2027[1]	16,205	16,175
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	7,785	7,411
	Performance Food Group, Inc. 6.125% 9/15/2032[1]	17,620	18,027
	Post Holdings, Inc. 5.625% 1/15/2028[1]	8,384	8,463
	Post Holdings, Inc. 5.50% 12/15/2029[1]	19,249	19,125
	Post Holdings, Inc. 4.625% 4/15/2030[1]	52,267	50,057
	Post Holdings, Inc. 4.50% 9/15/2031[1]	24,360	22,780
	Post Holdings, Inc. 6.25% 2/15/2032[1]	42,863	44,190
	Post Holdings, Inc. 6.375% 3/1/2033[1]	10,000	10,188
	Prestige Brands, Inc. 5.125% 1/15/2028[1]	11,533	11,443
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	14,440	13,237
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	9,275	8,809
	TreeHouse Foods, Inc. 4.00% 9/1/2028	36,760	34,071
	United Natural Foods, Inc. 6.75% 10/15/2028[1]	46,315	44,218
	United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.595% 5/1/2031[5,6]	61,575	61,883
	US Foods, Inc. 4.625% 6/1/2030[1]	8,325	8,050
	US Foods, Inc. 5.75% 4/15/2033[1]	11,450	11,491
	Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	11,705	11,270

			823,622

Utilities 1.86%	Aegea Finance SARL 9.00% 1/20/2031[1]	7,485	8,106
	AmeriGas Partners, LP 5.50% 5/20/2025	2,293	2,287
	AmeriGas Partners, LP 5.75% 5/20/2027	5,878	5,774
	Calpine Corp. 5.25% 6/1/2026[1]	1,051	1,048

15	American High-Income Trust

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities	Calpine Corp. 4.50% 2/15/2028[1]	USD4,000	$3,908
(continued)	Calpine Corp. 5.125% 3/15/2028[1]	8,282	8,173
	Calpine Corp. 3.75% 3/1/2031[1]	9,175	8,510
	Comision Federal de Electricidad 5.70% 1/24/2030[1]	11,125	11,158
	DPL, Inc. 4.125% 7/1/2025	10,965	10,864
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,11]	18,225	18,399
	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041[1]	4,075	4,256
	FirstEnergy Corp. 2.25% 9/1/2030	19,000	16,833
	FirstEnergy Corp. 4.85% 7/15/2047	4,000	3,669
	FirstEnergy Corp. 3.40% 3/1/2050	5,134	3,766
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	5,075	4,803
	FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]	2,000	1,801
	Lightning Power, LLC 7.25% 8/15/2032[1]	19,825	20,864
	MIWD Holdco II, LLC, Term Loan B,
	(3-month USD CME Term SOFR + 3.50%) 8.345% 3/28/2031[5,6]	6,130	6,153
	NextEra Energy Operating Partners, LP 3.875% 10/15/2026[1]	2,373	2,313
	NRG Energy, Inc. 3.625% 2/15/2031[1]	2,000	1,814
	Pacific Gas and Electric Co. 3.45% 7/1/2025	6,096	6,027
	Pacific Gas and Electric Co. 3.30% 3/15/2027	3,904	3,799
	Pacific Gas and Electric Co. 5.45% 6/15/2027	5,670	5,808
	Pacific Gas and Electric Co. 3.75% 7/1/2028	6,055	5,897
	Pacific Gas and Electric Co. 4.55% 7/1/2030	4,170	4,139
	Pacific Gas and Electric Co. 3.30% 8/1/2040	5,540	4,306
	Pacific Gas and Electric Co. 4.95% 7/1/2050	4,700	4,277
	Pacific Gas and Electric Co. 3.50% 8/1/2050	44,090	31,959
	PG&E Corp. 5.00% 7/1/2028	59,870	59,395
	PG&E Corp. 5.25% 7/1/2030	75,785	75,332
	PG&E Corp., junior subordinated, 7.375% 3/15/2055
	(5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[7]	15,800	16,612
	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	45,301	49,408
	Talen Energy Supply, LLC, Term Loan B,
	(3-month USD CME Term SOFR + 3.50%) 8.596% 5/17/2030[5,6]	5,925	5,948

			417,406

	Total corporate bonds, notes & loans		19,331,702

U.S. Treasury bonds & notes 0.16%
U.S. Treasury	U.S. Treasury 3.625% 5/15/2053	5,000	4,551
0.16%	U.S. Treasury 4.125% 8/15/2053[12]	31,500	31,375

	Total U.S. Treasury bonds & notes		35,926

Mortgage-backed obligations 0.07%
Collateralized	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,3]	15,299	14,955
mortgage-backed
obligations
0.07%

Municipals 0.05%
Puerto Rico	G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[6]	8,434	5,439
0.05%	G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	9,331	6,112

	Total municipals		11,551

Bonds & notes of governments & government agencies outside the U.S. 0.03%
	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[7]	11,880	7,217

	Total bonds, notes & other debt instruments (cost: $19,471,422,000)		19,401,351

Convertible bonds & notes 0.23%
Communication	DISH Network Corp., convertible notes, 3.375% 8/15/2026	62,635	50,725
services	Total convertible bonds & notes (cost: $58,966,000)		50,725
0.23%

American High-Income Trust	16

Common stocks 4.28%		Shares	Value (000)
Information	Diebold Nixdorf, Inc.[8,13]	5,800,284	$259,041
technology
1.16%

Health care	Rotech Healthcare, Inc.[3,8,10,13]	1,916,276	177,581
1.06%	Endo, Inc.[13]	1,999,566	53,089
	Endo, Inc. GUC 6.00% Escrow[13]	45,278,000	1,698
	Endo, Inc., 2L 9.50% Escrow[13]	6,243,000	234
	Endo, Inc., 1L 7.50% Escrow[3,13]	110,659,000	–	[9]
	Endo, Inc., 1L 6.875% Escrow[3,13]	10,374,000	–	[9]
	Endo, Inc., 1L 6.125% Escrow[3,13]	12,320,000	–	[9]
	Mallinckrodt PLC[13]	62,717	4,760

			237,362

Utilities	Talen Energy Corp.[13]	1,065,383	189,894

0.85%

Energy	Chesapeake Energy Corp.	560,545	46,105
0.57%	Ascent Resources - Utica, LLC, Class A3,10	905,325	32,881
	Weatherford International	206,113	17,503
	Altera Infrastructure, LP3,13	123,978	9,514
	Constellation Oil Services Holding SA, Class B-1[3,13]	47,013,674	7,992
	Mesquite Energy, Inc.[3,13]	109,992	6,236
	Civitas Resources, Inc.	57,659	2,922
	Exxon Mobil Corp.	16,090	1,886
	Southwestern Energy Co.[13]	229,524	1,632
	McDermott International, Ltd.[10,13]	1,745,604	349
	Bighorn Permian Resources, LLC[3]	42,744	–	[9]

			127,020

Consumer	Party City Holdco, Inc.[3,8,13]	2,530,772	42,466
discretionary	Party City Holdco, Inc.[1,3,8,13]	25,266	424
0.29%	NMG Parent, LLC[3,13]	182,562	22,273
	MYT Holding Co., Class B8,13	7,468,376	933

			66,096

Materials	Venator Materials PLC[3,8,13]	68,896	35,494

0.16%

Communication	Frontier Communications Parent, Inc.[13]	400,000	14,212
services	Intelsat SA	319,194	10,095
0.12%	Clear Channel Outdoor Holdings, Inc.[13]	890,868	1,425
	Cumulus Media, Inc., Class A13	561,836	736
	iHeartMedia, Inc., Class A13	310,596	574

			27,042

Real estate	WeWork, Inc.[3,13]	1,257,820	16,138

0.07%	Total common stocks (cost: $836,623,000)		958,087

Preferred securities 0.32%
Financials	AH Parent, Inc., 10.50%, perpetual cumulative preferred shares[3,4,10,13]	36,740	36,740

0.16%

Industrials	ACR III LSC Holdings, LLC, Series B, preferred shares[1,3,13]	13,566	22,433

0.10%

17	American High-Income Trust

Preferred securities (continued)		Shares	Value (000)
Consumer	MYT Holdings, LLC, Series A, 10.00% preferred shares[8,13]	19,884,070	$12,676

discretionary 0.06%

Energy	McDermott International, Ltd. 8.00% cumulative preferred shares[3,13]	1,130	283
0.00%	Total preferred securities (cost: $68,581,000)		72,132

Rights & warrants 0.00%
Energy	California Resources Corp., warrants, expire 10/27/2024[13]	16,108	270
0.00%	McDermott International, Inc., warrants, expire 7/1/2027[3,13]	845,563	–	[9]
	Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[3,13]	19	–	[9]

			270

Consumer	NMG Parent, LLC, warrants, expire 9/24/2027[3,13]	407,047	–	[9]
discretionary	Total rights & warrants (cost: $4,056,000)		270
0.00%

Short-term securities 7.07%

Money market investments 7.07%
	Capital Group Central Cash Fund 5.09%[8,14]	15,829,611	1,583,278

	Total short-term securities (cost: $1,583,203,000)		1,583,278

	Total investment securities 98.57% (cost: $22,022,851,000)		22,065,843
	Other assets less liabilities 1.43%		319,128

	Net assets 100.00%		$22,384,971

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
U.S Treasury Contracts	Long	4,296	12/31/2024	USD472,057	$925
2 Year U.S. Treasury Note Futures	Long	2,281	1/6/2025	475,000	1,114
10 Year Ultra U.S. Treasury Note Futures	Short	144	12/31/2024	(17,035)	(5)
10 Year U.S. Treasury Note Futures	Short	152	12/31/2024	(17,371)	(30)
30 Year Ultra U.S. Treasury Bond Futures	Long	19	12/31/2024	2,529	(16)

					$1,988

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)

CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD203,370	$(15,794)	$(15,845)	$51

American High-Income Trust	18

Swap contracts (continued)

Credit default swaps (continued)

Centrally cleared credit default swaps on credit indices – sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (000)	[15]	Value at 9/30/2024 (000)	[16]	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)

CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD301,471		$22,063		$21,910	$153

Investments in affiliates[8]

	Value at 10/1/2023 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)		Dividend or interest income (000)

Bonds, notes & other debt instruments 1.13%

Consumer discretionary 0.21%

Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,4]	$–	$44,577		$–	$ –		$ 2,651	$47,228		$5,645

Party City Holdings, Inc. 0% 10/12/2028[3]	–	–	[9]	–	–		–	–	[9]	–

Party City Holdings, Inc. 0% 10/12/2028[3]	–	–	[9]	–	–		–	–	[9]	–

								47,228

Information technology 0.92%

Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.611% 8/11/2028[1,5,6]	200,668	35,677		32,885	1,059		460	204,979		27,768

Diebold Nixdorf, Inc., Term Loan, 3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[17]	27	–		115	–		88	–		–

								204,979

Total bonds, notes & other debt instruments								252,207

Common stocks 2.30%

Information technology 1.16%

Diebold Nixdorf, Inc.[13]	104,312	230		115	–	[9]	154,614	259,041		–

Health care 0.79%

Rotech Healthcare, Inc.[3,10,13]	201,209	–		–	–		(23,628)	177,581		–

Consumer discretionary 0.19%

Party City Holdco, Inc.[3,13]	–	21,180		–	–		21,286	42,466		–

Party City Holdco, Inc.[1,3,13]	–	159		–	–		265	424		–

MYT Holding Co., Class B13	5,601	–		–	–		(4,668)	933		–

								43,823

Materials 0.16%

Venator Materials PLC[3,13]	–	140,932		–	–		(105,438)	35,494		–

Total common stocks								515,939

Preferred securities 0.06%

Consumer discretionary 0.06%

MYT Holdings, LLC, Series A, 10.00% preferred shares[13]	12,925	–		–	–		(249)	12,676		–

Short-term securities 7.07%

Money market investments 7.07%

Capital Group Central Cash Fund 5.09%[14]	1,171,249	4,335,407		3,923,912	265		269	1,583,278		78,046

Total 10.56%					$1,324		$ 45,650	$2,364,100		$111,459

19	American High-Income Trust

Restricted securities10

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Rotech Healthcare, Inc.[3,8,13]	9/26/2013	$ 41,128	$177,581	.79%
Finastra USA, Inc., Term Loan B,
(3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[5,6]	9/13/2023	73,293	74,891	.33
Finastra USA, Inc., Term Loan,
(3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[5,6]	9/13/2023-9/13/2024	3,602	3,616	.02
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[3,7]	6/23/2023	59,313	56,954	.26
AH Parent, Inc., 10.50%, perpetual cumulative preferred shares[3,4,13]	9/27/2024	36,189	36,740	.16
Ascent Resources - Utica, LLC, Class A3	4/25/2016-11/15/2016	4,340	32,881	.15
McDermott International, Ltd.[13]	4/4/2018-12/31/2020	7,967	349	.00 [18]

Total		$225,832	$383,012	1.71%

[1]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,248,297,000, which represented 63.65% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]	Value determined using significant unobservable inputs.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[5]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,051,731,000, which represented 4.70% of the net assets of the fund.

[6]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Step bond; coupon rate may change at a later date.
[8]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[9]	Amount less than one thousand.
[10]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $383,012,000, which represented 1.71% of the net assets of the fund.

[11]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $16,862,000, which represented .08% of the net assets of the fund.
[13]	Security did not produce income during the last 12 months.
[14]	Rate represents the seven-day yield at 9/30/2024.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[17]	Affiliated issuer during the reporting period but no longer held at 9/30/2024.
[18]	Amount less than .01%.

Key to abbreviation(s)

CME = CME Group

DAC = Designated Activity Company

EUR = Euros

G.O. = General Obligation

GBP = British pounds

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

PIK = Payment In Kind

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American High-Income Trust	20

Financial statements

Statement of assets and liabilities at September 30, 2024

(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $19,691,776)	$19,701,743
Affiliated issuers (cost: $2,331,075)	2,364,100	$22,065,843

Cash		59,716
Cash collateral pledged for futures contracts		2,115
Cash collateral pledged for swap contracts		118
Cash denominated in currencies other than U.S. dollars (cost: $1)		1
Unrealized appreciation on unfunded commitments*		16
Receivables for:
Sales of investments	99,297
Sales of fund’s shares	30,927
Dividends and interest	330,564
Variation margin on futures contracts	143
Variation margin on centrally cleared swap contracts	125
Other	24	461,080

		22,588,889
Liabilities:
Payables for:
Purchases of investments	152,109
Repurchases of fund’s shares	36,234
Dividends on fund’s shares	3,987
Investment advisory services	5,029
Services provided by related parties	3,567
Trustees’ deferred compensation	402
Variation margin on futures contracts	2,448
Variation margin on centrally cleared swap contracts	85
Other	57	203,918

Net assets at September 30, 2024		$22,384,971

Net assets consist of:
Capital paid in on shares of beneficial interest		$24,814,379
Total distributable earnings (accumulated loss)		(2,429,408)

Net assets at September 30, 2024		$22,384,971

*Refer to Note 5 for further information on unfunded commitments.

Refer to the notes to financial statements.

21	American High-Income Trust

Financial statements (continued)

Statement of assets and liabilities at September 30, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (2,263,312 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share

Class A	$11,170,682	1,129,451	$9.89
Class C	217,130	21,954	9.89
Class T	10	1	9.89
Class F-1	290,430	29,365	9.89
Class F-2	3,426,572	346,456	9.89
Class F-3	1,705,926	172,484	9.89
Class 529-A	323,580	32,717	9.89
Class 529-C	7,731	782	9.89
Class 529-E	12,145	1,228	9.89
Class 529-T	15	2	9.89
Class 529-F-1	13	1	9.89
Class 529-F-2	41,470	4,193	9.89
Class 529-F-3	13	1	9.89
Class R-1	12,679	1,282	9.89
Class R-2	117,232	11,853	9.89
Class R-2E	16,450	1,663	9.89
Class R-3	154,421	15,613	9.89
Class R-4	123,674	12,504	9.89
Class R-5E	27,936	2,825	9.89
Class R-5	30,635	3,097	9.89
Class R-6	4,706,227	475,840	9.89

Refer to the notes to financial statements.

American High-Income Trust	22

Financial statements (continued)

Statement of operations for the year ended September 30, 2024

(dollars in thousands)

Investment income:
Income:
Interest (includes $33,413 from affiliates)	$1,316,018
Dividends (net of non-U.S. taxes of $339; also includes $78,046 from affiliates)	87,394	$1,403,412

Fees and expenses*:
Investment advisory services	55,980
Distribution services	32,780
Transfer agent services	18,623
Administrative services	5,910
529 plan services	207
Reports to shareholders	723
Registration statement and prospectus	873
Trustees’ compensation	150
Auditing and legal	435
Custodian	74
Other	271

Total fees and expenses before waiver	116,026
Less waiver of fees and expenses:
Investment advisory services waiver	821

Total fees and expenses after waiver		115,205

Net investment income		1,288,207

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(214,671)
Affiliated issuers	1,324
Futures contracts	15,261
Swap contracts	(12,005)
Currency transactions	148	(209,943)

Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,968,886
Affiliated issuers	45,650
Futures contracts	2,568
Swap contracts	5
Currency translations	25	2,017,134

Net realized gain (loss) and unrealized appreciation (depreciation)		1,807,191

Net increase (decrease) in net assets resulting from operations		$3,095,398

*Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

23	American High-Income Trust

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Year ended September 30,
	2024	2023
Operations:
Net investment income	$1,288,207	$1,132,751
Net realized gain (loss)	(209,943)	(372,209)
Net unrealized appreciation (depreciation)	2,017,134	662,055

Net increase (decrease) in net assets resulting from operations	3,095,398	1,422,597

Distributions paid or accrued to shareholders	(1,302,223)	(1,136,882)

Net capital share transactions	2,730,596	1,364,838

Total increase (decrease) in net assets	4,523,771	1,650,553

Net assets:
Beginning of year	17,861,200	16,210,647

End of year	$22,384,971	$17,861,200

Refer to the notes to financial statements.

American High-Income Trust	24

Notes to financial statements

1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

25	American High-Income Trust

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities

Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

American High-Income Trust	26

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of September 30, 2024 (dollars in thousands):

27	American High-Income Trust

		Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$–	$19,266,034	$65,668		$19,331,702
U.S. Treasury bonds & notes	–	35,926	–		35,926
Mortgage-backed obligations	–	–	14,955		14,955
Municipals	–	11,551	–		11,551
Bonds & notes of governments & government agencies outside the U.S.	–	7,217	–		7,217
Convertible bonds & notes	–	50,725	–		50,725
Common stocks	536,279	70,809	350,999		958,087
Preferred securities	–	12,676	59,456		72,132
Rights & warrants	270	–	–	[1]	270
Short-term securities	1,583,278	–	–		1,583,278

Total	$2,119,827	$19,454,938	$491,078		$22,065,843

		Other investments[2]
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on futures contracts	$2,039	$–	$–		$2,039
Unrealized appreciation on centrally cleared credit default swaps	–	204	–		204
Liabilities:
Unrealized depreciation on futures contracts	(51)	–	–		(51)

Total	$1,988	$204	$–		$2,192

1 Amount less than one thousand.

2Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended September 30, 2024 (dollars in thousands):

	Beginning value at 10/1/2023	Transfers into Level 3[3]	Purchases	Sales	Net realized gain (loss)[4]	Unrealized appreciation (depreciation)[4]	Transfers out of Level 3[3]	Ending value at 9/30/2024
Investment securities	$359,671	$30,588	$244,874	$(22,737)	$(102,007)	$17,972	$(37,283)	$491,078

Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at September 30, 2024								$(88,411)

3Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes inthe availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

4Net realized gain (loss) and unrealized appreciation (depreciation) is included in the related amounts on investments in the fund’s statement of operations.

American High-Income Trust	28

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 9/30/2024		Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
				Expected proceeds	Not applicable	Not applicable	Not applicable
			Estimated recovery	Discount for uncertainty	5%	5%	Decrease
			value	De minimis	Not applicable	Not applicable	Not applicable
Bonds, notes & other debt instruments	$80,623		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
				Net adjustment (decrease) based on movement of market comparables	1%	1%	Decrease
			Market comparables	Yield	13%	13%	Decrease
				De minimis	Not applicable	Not applicable	Not applicable
			Estimated recovery	Expected proceeds	Not applicable	Not applicable	Not applicable
			value	Vendor price	Not applicable	Not applicable	Not applicable
				Discount for uncertainty	20%	20%	Decrease
			Transaction	Transaction price	Not applicable	Not applicable	Not applicable
				Discount for uncertainty	3%	3%	Decrease
			Market comparables	EV/EBITDA multiple	6.0x -10.2x	6.8x	Increase
Common stocks	$350,999			Discount to EV/EBITDA multiple	14% -28%	18%	Decrease
				Premium to EV/EBITDA multiple	15%	15%	Increase
				Price to book value multiple	0.6x	0.6x	Increase
				Premium to Price to book value multiple	30%	30%	Increase
				DLOM	7% -15%	12%	Decrease
			Indicative market	Broker quote	Not applicable	Not applicable	Not applicable
			quotation
			Market comparables	EV/EBITDA multiple	4.5x	4.5x	Increase
				DLOM	15%	15%	Decrease
Preferred securities	$59,456		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Rights & warrants	–	[3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
	$491,078

1Weighted average is by relative fair value.

2This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

3Amount less than one thousand.

Key to abbreviations

DLOM = Discount for lack of marketability

EBITDA = Earnings before interest, taxes, depreciation and amortization

EV = Enterprise value

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

29	American High-Income Trust

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

American High-Income Trust	30

Investing in derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions – The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments – The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of September 30, 2024, the fund’s maximum exposure of unfunded bond commitments was $142,663,000, which would represent 0.64% of the net assets of the fund should such commitments become due. Unrealized appreciation of $16,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.

Futures contracts – The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

31	American High-Income Trust

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $883,333,000.

Swap contracts – The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Credit default swap indices – The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $360,042,000.

American High-Income Trust	32

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the year ended, September 30, 2024 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation*	$2,039	Unrealized depreciation*	$51

Swap (centrally cleared)	Credit	Unrealized appreciation*	204	Unrealized depreciation*	–

			$2,243		$51

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain (loss) on futures contracts	$15,261	Net unrealized appreciation (depreciation) on futures contracts	$2,568

Swap	Credit	Net realized gain (loss) on swap contracts	(12,005)	Net unrealized appreciation (depreciation) on swap contracts	5

			$3,256		$2,573

*

Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral – The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended September 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

33	American High-Income Trust

During the year ended September 30, 2024, the fund reclassified $8,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of September 30, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$15,710
Capital loss carryforward*	(2,321,334)

Gross unrealized appreciation on investments	706,707
Gross unrealized depreciation on investments	(811,745)
Net unrealized appreciation (depreciation) on investments	(105,038)

Cost of investments	22,167,008

*The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended September 30,
Share class	2024	2023

Class A	$677,131	$646,145
Class C	11,924	12,611
Class T	1	–	†
Class F-1	17,384	18,085
Class F-2	164,007	130,199
Class F-3	92,480	68,239
Class 529-A	19,887	19,391
Class 529-C	472	553
Class 529-E	721	716
Class 529-T	1	1
Class 529-F-1	1	1
Class 529-F-2	2,578	2,265
Class 529-F-3	1	1
Class R-1	677	707
Class R-2	6,574	6,236
Class R-2E	767	438
Class R-3	9,087	8,370
Class R-4	7,668	7,382
Class R-5E	1,599	1,312
Class R-5	2,075	1,959
Class R-6	287,188	212,271

Total	$1,302,223	$1,136,882

†Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.157% on the first $15 billion of daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.50% on such income in excess of $50,000,000. During the year ended September 30, 2024, CRMC waived investment advisory services fees of $821,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $55,980,000, which were equivalent to an annualized rate of 0.284% of average daily net assets, were reduced to $55,159,000, which were equivalent to an annualized rate of 0.280% of average daily net assets.

American High-Income Trust	34

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services – The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits

Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.

35	American High-Income Trust

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended September 30, 2024, the 529 plan services fees were $207,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

For the year ended September 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services

Class A	$27,136	$14,089		$3,135		Not applicable
Class C	2,064	279		62		Not applicable
Class T	–	–	*	–	*	Not applicable
Class F-1	663	441		81		Not applicable
Class F-2	Not applicable	2,520		727		Not applicable
Class F-3	Not applicable	15		405		Not applicable
Class 529-A	710	395		92		$174
Class 529-C	82	11		3		5
Class 529-E	57	6		3		6
Class 529-T	–	–	*	–	*	–	*
Class 529-F-1	–	–	*	–	*	–	*
Class 529-F-2	Not applicable	22		11		22
Class 529-F-3	Not applicable	–	*	–	*	–	*
Class R-1	117	12		4		Not applicable
Class R-2	851	378		34		Not applicable
Class R-2E	76	25		4		Not applicable
Class R-3	730	216		44		Not applicable
Class R-4	294	115		35		Not applicable
Class R-5E	Not applicable	36		7		Not applicable
Class R-5	Not applicable	17		9		Not applicable
Class R-6	Not applicable	46		1,254		Not applicable

Total class-specific expenses	$32,780	$18,623		$5,910		$207

*Amount less than one thousand.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $150,000 in the fund’s statement of operations reflects $80,000 in current fees (either paid in cash or deferred) and a net increase of $70,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF – The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds – The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended September 30, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending – Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended September 30, 2024.

American High-Income Trust	36

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended September 30, 2024.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2024
Class A	$1,265,011	133,402	$653,697	68,809		$(1,537,468)	(162,688)	$381,240	39,523
Class C	48,313	5,081	11,533	1,215		(65,402)	(6,922)	(5,556)	(626)
Class T	–	–	–	–		–	–	–	–
Class F-1	217,955	23,039	16,633	1,752		(232,035)	(24,573)	2,553	218
Class F-2	1,784,496	186,714	155,520	16,324		(766,723)	(81,349)	1,173,293	121,689
Class F-3	781,814	82,622	90,293	9,478		(315,809)	(33,429)	556,298	58,671
Class 529-A	46,614	4,910	19,816	2,086		(63,865)	(6,736)	2,565	260
Class 529-C	2,554	269	470	50		(4,713)	(497)	(1,689)	(178)
Class 529-E	1,484	157	719	76		(1,986)	(210)	217	23
Class 529-T	–	–	1	1		–	–	1	1
Class 529-F-1	–	–	1	–	†	–	–	1	– †
Class 529-F-2	9,595	1,017	2,566	270		(8,361)	(882)	3,800	405
Class 529-F-3	–	–	1	–	†	–	–	1	– †
Class R-1	1,961	207	674	71		(2,279)	(242)	356	36
Class R-2	21,855	2,318	6,532	687		(27,569)	(2,906)	818	99
Class R-2E	10,411	1,094	765	80		(3,412)	(357)	7,764	817
Class R-3	41,283	4,378	9,012	948		(41,576)	(4,384)	8,719	942
Class R-4	29,090	3,070	7,638	804		(35,484)	(3,745)	1,244	129
Class R-5E	7,495	789	1,592	168		(4,108)	(435)	4,979	522
Class R-5	8,413	898	2,067	218		(11,606)	(1,232)	(1,126)	(116)
Class R-6	735,445	77,441	287,030	30,189		(427,357)	(45,284)	595,118	62,346

Total net increase (decrease)	$5,013,789	527,406	$1,266,560	133,226		$(3,549,753)	(375,871)	$2,730,596	284,761

Refer to the end of the table for footnotes.

37	American High-Income Trust

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2023
Class A	$892,030	97,541	$622,988	68,147		$(1,595,188)	(174,716)	$(80,170)	(9,028)
Class C	32,248	3,527	12,189	1,334		(76,374)	(8,362)	(31,937)	(3,501)
Class T	–	–	–	–		–	–	–	–
Class F-1	266,798	29,217	17,295	1,892		(291,005)	(31,848)	(6,912)	(739)
Class F-2	940,969	102,932	123,139	13,468		(736,501)	(80,590)	327,607	35,810
Class F-3	478,528	52,434	66,617	7,287		(423,022)	(46,351)	122,123	13,370
Class 529-A	33,021	3,608	19,322	2,114		(57,728)	(6,307)	(5,385)	(585)
Class 529-C	2,147	235	550	60		(4,913)	(537)	(2,216)	(242)
Class 529-E	1,255	137	712	78		(2,733)	(298)	(766)	(83)
Class 529-T	–	–	1	–	†	–	–	1	– †
Class 529-F-1	–	–	1	–	†	–	–	1	– †
Class 529-F-2	7,664	840	2,253	246		(7,916)	(866)	2,001	220
Class 529-F-3	–	–	1	–	†	–	–	1	– †
Class R-1	1,855	203	704	77		(3,586)	(393)	(1,027)	(113)
Class R-2	19,001	2,077	6,193	677		(27,212)	(2,980)	(2,018)	(226)
Class R-2E	2,880	316	437	48		(1,688)	(185)	1,629	179
Class R-3	31,239	3,415	8,293	907		(40,150)	(4,393)	(618)	(71)
Class R-4	25,996	2,842	7,343	804		(30,451)	(3,333)	2,888	313
Class R-5E	6,145	672	1,307	143		(4,409)	(482)	3,043	333
Class R-5	6,017	657	1,947	212		(7,693)	(840)	271	29
Class R-6	1,193,063	130,765	212,099	23,197		(368,840)	(40,534)	1,036,322	113,428

Total net increase (decrease)	$3,940,856	431,418	$1,103,391	120,691		$(3,679,409)	(403,015)	$1,364,838	149,094

 *Includes exchanges between share classes of the fund.

 †Amount less than one thousand.

11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $8,683,138,000 and $6,814,261,000, respectively, during the year ended September 30, 2024.

American High-Income Trust	38

Financial highlights

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]

Class A:
9/30/2024	$9.03	$.61	$.86	$1.47	$(.61)	$9.89	16.81%	$11,171		.72%		.72%		6.41%
9/30/2023	8.86	.59	.17	.76	(.59)	9.03	8.75	9,839		.73		.72		6.48
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47)	8.86	(11.86)	9,738		.68		.68		4.86
9/30/2021	9.63	.47	.95	1.42	(.50)	10.55	15.05	11,600		.69		.69		4.61
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.71	10,008		.73		.73		6.11

Class C:
9/30/2024	9.03	.54	.86	1.40	(.54)	9.89	15.97	217		1.46		1.45		5.67
9/30/2023	8.86	.53	.17	.70	(.53)	9.03	7.95	204		1.47		1.46		5.73
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40)	8.86	(12.52)	231		1.43		1.43		4.09
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.22	326		1.43		1.43		3.89
9/30/2020	9.96	.52	(.34)	.18	(.51)	9.63	1.96	330		1.47		1.47		5.41

Class T:
9/30/2024	9.03	.64	.86	1.50	(.64)	9.89	17.12 [5]	–	[6]	.45	[5]	.45	[5]	6.67	[5]
9/30/2023	8.86	.62	.17	.79	(.62)	9.03	9.03 [5]	–	[6]	.46	[5]	.45	[5]	6.74	[5]
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.63)[5]	–	[6]	.42	[5]	.42	[5]	5.12	[5]
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.36 [5]	–	[6]	.43	[5]	.43	[5]	4.87	[5]
9/30/2020	9.96	.61	(.34)	.27	(.60)	9.63	2.97 [5]	–	[6]	.47	[5]	.47	[5]	6.375

Class F-1:
9/30/2024	9.03	.61	.86	1.47	(.61)	9.89	16.80	290		.74		.73		6.39
9/30/2023	8.86	.59	.17	.76	(.59)	9.03	8.73	263		.74		.73		6.47
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47)	8.86	(11.88)	265		.70		.70		4.79
9/30/2021	9.63	.47	.95	1.42	(.50)	10.55	15.05	415		.70		.70		4.62
9/30/2020	9.96	.59	(.34)	.25	(.58)	9.63	2.71	401		.73		.73		6.11

Class F-2:
9/30/2024	9.03	.64	.86	1.50	(.64)	9.89	17.15	3,427		.43		.43		6.70
9/30/2023	8.86	.62	.17	.79	(.62)	9.03	9.06	2,029		.44		.43		6.79
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.62)	1,674		.40		.40		5.14
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.39	1,888		.40		.40		4.89
9/30/2020	9.96	.61	(.33)	.28	(.61)	9.63	3.00	1,368		.44		.44		6.38

Class F-3:
9/30/2024	9.03	.65	.86	1.51	(.65)	9.89	17.27	1,706		.33		.32		6.79
9/30/2023	8.86	.63	.17	.80	(.63)	9.03	9.18	1,027		.33		.32		6.88
9/30/2022	10.55	.52	(1.70)	(1.18)	(.51)	8.86	(11.52)	890		.30		.30		5.23
9/30/2021	9.63	.51	.95	1.46	(.54)	10.55	15.50	1,206		.30		.30		4.96
9/30/2020	9.96	.63	(.34)	.29	(.62)	9.63	3.11	595		.34		.34		6.48

Class 529-A:
9/30/2024	9.03	.61	.86	1.47	(.61)	9.89	16.79	324		.74		.74		6.39
9/30/2023	8.86	.59	.17	.76	(.59)	9.03	8.71	293		.76		.75		6.45
9/30/2022	10.55	.48	(1.70)	(1.22)	(.47)	8.86	(11.88)	293		.71		.71		4.83
9/30/2021	9.63	.47	.95	1.42	(.50)	10.55	15.03	358		.71		.71		4.59
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.68	322		.76		.76		6.08

Refer to the end of the table for footnotes.

39	American High-Income Trust

Financial highlights (continued)

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]

Class 529-C:
9/30/2024	$9.03	$.54	$.86	$1.40	$(.54)	$9.89	15.91%		$8		1.50%		1.50%		5.62%
9/30/2023	8.86	.52	.17	.69	(.52)	9.03	7.89		9		1.53		1.52		5.66
9/30/2022	10.55	.40	(1.70)	(1.30)	(.39)	8.86	(12.56)		11		1.48		1.48		4.03
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.19		16		1.45		1.45		3.87
9/30/2020	9.96	.50	(.33)	.17	(.50)	9.63	1.92		18		1.50		1.50		5.41

Class 529-E:
9/30/2024	9.03	.59	.86	1.45	(.59)	9.89	16.57		12		.93		.93		6.20
9/30/2023	8.86	.57	.17	.74	(.57)	9.03	8.51		11		.95		.94		6.26
9/30/2022	10.55	.46	(1.70)	(1.24)	(.45)	8.86	(12.06)		11		.90		.90		4.64
9/30/2021	9.63	.45	.95	1.40	(.48)	10.55	14.81		14		.90		.90		4.41
9/30/2020	9.96	.57	(.34)	.23	(.56)	9.63	2.50		14		.94		.94		5.91

Class 529-T:
9/30/2024	9.03	.63	.86	1.49	(.63)	9.89	17.06	[5]	–	[6]	.51	[5]	.50	[5]	6.62	[5]
9/30/2023	8.86	.61	.17	.78	(.61)	9.03	8.96	[5]	–	[6]	.52	[5]	.51	[5]	6.69	[5]
9/30/2022	10.55	.50	(1.70)	(1.20)	(.49)	8.86	(11.68)[5]		–	[6]	.48	[5]	.48	[5]	5.07	[5]
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.30	[5]	–	[6]	.48	[5]	.48	[5]	4.82	[5]
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.92	[5]	–	[6]	.52	[5]	.52	[5]	6.30	[5]

Class 529-F-1:
9/30/2024	9.03	.63	.86	1.49	(.63)	9.89	17.00	[5]	–	[6]	.55	[5]	.55	[5]	6.57	[5]
9/30/2023	8.86	.61	.17	.78	(.61)	9.03	8.92	[5]	–	[6]	.56	[5]	.55	[5]	6.65	[5]
9/30/2022	10.55	.50	(1.70)	(1.20)	(.49)	8.86	(11.72)[5]		–	[6]	.52	[5]	.52	[5]	5.03	[5]
9/30/2021	9.63	.49	.95	1.44	(.52)	10.55	15.27	[5]	–	[6]	.49	[5]	.49	[5]	5.26	[5]
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.92		31		.53		.53		6.31

Class 529-F-2:
9/30/2024	9.03	.64	.86	1.50	(.64)	9.89	17.14		41		.44		.44		6.69
9/30/2023	8.86	.62	.17	.79	(.62)	9.03	9.07		34		.43		.42		6.79
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.62)		32		.41		.41		5.13
9/30/2021[7,8]	9.62	.46	.95	1.41	(.48)	10.55	14.92	[9]	38		.44	[10]	.44	[10]	4.82	[10]

Class 529-F-3:
9/30/2024	9.03	.64	.86	1.50	(.64)	9.89	17.19		–	[6]	.39		.39		6.73
9/30/2023	8.86	.62	.17	.79	(.62)	9.03	9.10		–	[6]	.40		.39		6.81
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.59)		–	[6]	.37		.37		5.18
9/30/2021[7,8]	9.62	.46	.96	1.42	(.49)	10.55	14.99	[9]	–	[6]	.43	[10]	.37	[10]	4.90	[10]

Class R-1:
9/30/2024	9.03	.55	.86	1.41	(.55)	9.89	16.00		13		1.42		1.42		5.71
9/30/2023	8.86	.53	.17	.70	(.53)	9.03	7.99		11		1.43		1.42		5.77
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40)	8.86	(12.50)		12		1.41		1.41		4.14
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.22		14		1.43		1.43		3.88
9/30/2020	9.96	.51	(.33)	.18	(.51)	9.63	1.94		12		1.49		1.49		5.37

Refer to the end of the table for footnotes.

American High-Income Trust	40

Financial highlights (continued)

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class R-2:
9/30/2024	$9.03	$.55	$.86	$1.41	$(.55)	$9.89	16.02%	$117	1.41%	1.41%	5.72%
9/30/2023	8.86	.53	.17	.70	(.53)	9.03	7.99	106	1.43	1.42	5.78
9/30/2022	10.55	.41	(1.70)	(1.29)	(.40)	8.86	(12.49)	106	1.40	1.40	4.13
9/30/2021	9.63	.40	.95	1.35	(.43)	10.55	14.25	135	1.40	1.40	3.91
9/30/2020	9.96	.52	(.34)	.18	(.51)	9.63	1.96	122	1.46	1.46	5.39

Class R-2E:
9/30/2024	9.03	.58	.86	1.44	(.58)	9.89	16.35	16	1.12	1.12	6.04
9/30/2023	8.86	.56	.17	.73	(.56)	9.03	8.31	8	1.14	1.12	6.11
9/30/2022	10.55	.44	(1.70)	(1.26)	(.43)	8.86	(12.24)	6	1.11	1.11	4.42
9/30/2021	9.63	.43	.95	1.38	(.46)	10.55	14.57	8	1.12	1.12	4.20
9/30/2020	9.96	.54	(.33)	.21	(.54)	9.63	2.26	8	1.17	1.17	5.68

Class R-3:
9/30/2024	9.03	.59	.86	1.45	(.59)	9.89	16.52	154	.98	.97	6.16
9/30/2023	8.86	.57	.17	.74	(.57)	9.03	8.47	132	.98	.97	6.23
9/30/2022	10.55	.46	(1.70)	(1.24)	(.45)	8.86	(12.10)	131	.95	.95	4.58
9/30/2021	9.63	.45	.95	1.40	(.48)	10.55	14.76	167	.96	.96	4.35
9/30/2020	9.96	.55	(.33)	.22	(.55)	9.63	2.43	142	1.00	1.00	5.85

Class R-4:
9/30/2024	9.03	.62	.86	1.48	(.62)	9.89	16.87	124	.68	.67	6.46
9/30/2023	8.86	.60	.17	.77	(.60)	9.03	8.80	112	.68	.67	6.54
9/30/2022	10.55	.49	(1.70)	(1.21)	(.48)	8.86	(11.83)	107	.65	.65	4.89
9/30/2021	9.63	.48	.95	1.43	(.51)	10.55	15.10	135	.65	.65	4.66
9/30/2020	9.96	.58	(.33)	.25	(.58)	9.63	2.75	120	.69	.69	6.16

Class R-5E:
9/30/2024	9.03	.64	.86	1.50	(.64)	9.89	17.10	28	.48	.47	6.65
9/30/2023	8.86	.62	.17	.79	(.62)	9.03	9.01	21	.48	.47	6.74
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.66)	17	.45	.45	5.15
9/30/2021	9.63	.50	.95	1.45	(.53)	10.55	15.33	15	.45	.45	4.85
9/30/2020	9.96	.60	(.33)	.27	(.60)	9.63	2.95	11	.49	.49	6.32

Class R-5:
9/30/2024	9.03	.65	.86	1.51	(.65)	9.89	17.21	31	.38	.38	6.75
9/30/2023	8.86	.63	.17	.80	(.63)	9.03	9.11	29	.39	.38	6.82
9/30/2022	10.55	.51	(1.70)	(1.19)	(.50)	8.86	(11.58)	28	.36	.36	4.97
9/30/2021	9.63	.51	.95	1.46	(.54)	10.55	15.44	84	.35	.35	4.95
9/30/2020	9.96	.62	(.34)	.28	(.61)	9.63	3.06	74	.39	.39	6.46

Class R-6:
9/30/2024	9.03	.65	.86	1.51	(.65)	9.89	17.27	4,706	.33	.32	6.80
9/30/2023	8.86	.63	.17	.80	(.63)	9.03	9.17	3,733	.33	.32	6.94
9/30/2022	10.55	.52	(1.70)	(1.18)	(.51)	8.86	(11.52)	2,659	.30	.30	5.25
9/30/2021	9.63	.51	.95	1.46	(.54)	10.55	15.50	3,581	.30	.30	5.01
9/30/2020	9.96	.63	(.34)	.29	(.62)	9.63	3.11	3,169	.33	.33	6.46
Refer to the end of the table for footnotes.

41	American High-Income Trust

Financial highlights (continued)

	Year ended September 30,
	2024	2023	2022	2021	2020

Portfolio turnover rate for all share classes[11]	39%	39%	40%	66%	75%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]

This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees and reimbursed a portion of transfer agent services fees for certain share classes.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

American High-Income Trust	42

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American High-Income Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of American High-Income Trust (the “Fund”), including the investment portfolio, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Costa Mesa, California

November 12, 2024

We have served as the auditor of one or more American Funds investment companies since 1956.

43	American High-Income Trust

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2024:

Qualified dividend income	$4,552,000

Section 163(j) interest dividends	$1,421,129,000

Corporate dividends received deduction	$3,489,000

U.S. government income that may be exempt from state taxation	$32,427,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

44

Changes in and disagreements with accountants

Not applicable

Matters submitted for shareholder vote

Not applicable

Remuneration paid to directors, officers and others

Refer to information in the financial statements.

Approval of Investment Advisory and Service Agreement

Not applicable

45	American High-Income Trust

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American High-Income Trust

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: November 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: November 29, 2024

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: November 29, 2024